united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Jennifer Bailey , Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 3/31

Date of reporting period: 3/31/17

ITEM 1. REPORTS TO SHAREHOLDERS.

Annual Report

AlphaCentric Asset Rotation Fund
Class A: ROTAX	Class C: ROTCX	Class I: ROTIX

AlphaCentric Bond Rotation Fund
Class A: BDRAX	Class C: BDRCX	Class I: BDRIX

AlphaCentric Income Opportunities Fund
Class A: IOFAX	Class C: IOFCX	Class I: IOFIX

AlphaCentric Hedged Market Opportunity Fund
Class A: HMXAX	Class C: HMXCX	Class I: HMXIX

March 31, 2017

AlphaCentric Advisors LLC
36 North New York Avenue, Floor 2
Huntington NY, 11743
1-844-223-8637

March 31, 2017

Dear AlphaCentric Asset Rotation Fund Shareholders,

We are pleased to provide our Annual Letter to Shareholders.

The portfolio strategy utilized by the AlphaCentric Asset Rotation Fund (the “Fund”) is built upon the objective of risk-controlled growth. The portfolio systematically allocates and rotates between cash, US treasury bonds, US large-cap equities, US small/mid-cap equities, developed foreign equities, and emerging market equities using a rules-based approach that ranks the asset classes according to proprietary relative strength scores.

Asset classes are ranked and the portfolio holdings are rebalanced monthly to hold a concentration within the asset classes from the above list that are highest in relative strength. The strategy’s allocation will generally be invested in 1-3 asset classes, and the Fund invests in ETFs representing the chosen asset classes. The overall allocation can be all equities, all cash/treasury bonds, or a blend depending upon the results from the ranking methodologies used.

The past year in the financial markets has remained challenging for any investment strategy that is not “risk on” all of the time. However, history clearly shows us that environments like this past year do not persist forever, and we believe that now is one of the best times ever to stay disciplined in using an adaptive or tactical allocation approach, such as the approach utilized in the Fund.

The Fund’s objective is to help meet the real needs of investors by harvesting the majority of gains from generally rising stock markets while placing an emphasis on preserving capital or even making positive returns during severe stock market declines. In order to achieve this objective and have the chance at providing superior risk-adjusted returns compared to the buy-and-hold approach over full market cycles requires doing something different. We believe that the Fund’s systematic, rules-based, asset rotation approach provides that “something different.”

As our investment approach is not based upon predictions or professional judgement, we do not offer an investment outlook for the future. However, at the time of the writing of this letter, the markets continue to be marked with a high level of indecision with the weight of evidence suggesting stock markets are in the late stages of the economic cycle and a likely global recession ahead. We will continue to follow the disciplined process that has shown itself to be very effective historically. We remain confident that the unemotional, rules-based, asset rotation approach used by the Fund will help provide a good solution to the shareholders of the Fund as we move into the future. Thank you for your continued support and confidence in our investment approach.

Sincerely,

Gordon L. Nelson, CPA, CFP®

Tyler Vanderbeek, CMT, CFP®

Portfolio Managers

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus. To obtain a prospectus or other information about the Fund, please visit www.AlphaCentricFunds.com or call 844-ACFUNDS (844-223-8637). Please read the prospectus carefully before investing.

The Fund’s total returns for the 2017 YTD period ended 03/31/17 fiscal year ended 03/31/17 and for the period since inception through 03/31/17 as compared to the Benchmark Index were as follows:

	2017 YTD Ended	Fiscal Year Ended	Since Inception
	03/31/2017	03/31/2017	(7/31/2014)
Class A	2.85%	-0.60%	-2.89%
Class A with Sales Charge	-3.02%	-6.35%	-5.02%
Class C	2.60%	-1.35%	-3.47%
Class I	2.85%	-0.42%	-2.68%
Benchmark Index(1)	6.07%	17.17%	10.20%

(1)	The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index, although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index. The Fund may or may not purchase the types of securities represented by the S&P 500 Total Return Index.

The Fund’s maximum sales charge for Class “A” shares is 5.75%. Investments in mutual funds involve risks. Performance is historic and does not guarantee future results. Investment return and principal value will fluctuate with changing market conditions so that when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month end performance information or the fund’s prospectus please call the fund, toll free at 844-ACFUNDS (844-223-8637). You can also obtain a prospectus at www.AlphaCentricFunds.com. 4477-NLD-5/22/2017

March 31, 2017

Dear AlphaCentric Bond Rotation Fund Shareholders,

We are pleased to provide our Annual Letter to Shareholders.

The portfolio strategy utilized by the AlphaCentric Bond Rotation Fund (the “Fund”) seeks to obtain superior risk-adjusted total return through various economic and interest rate environments. The strategy attempts to achieve its objective by investing in a systematically managed portfolio of global bond asset classes. The asset classes that may be held in the portfolio include those that invest in U.S. corporate bonds (including investment grade, high yield, floating rate, and convertible bonds), foreign bonds (including emerging markets sovereign debt and international treasuries), U.S. tax-free/municipal bonds (national intermediate, high yield, and Build America), U.S. Treasury securities of various maturities, and mortgage-backed securities.

Asset classes are ranked and the portfolio holdings are rebalanced monthly to hold a concentration within the asset classes from the above list that are highest in relative strength. The strategy’s allocation will generally be invested in 2-4 asset classes, and the Fund invests in ETFs representing the chosen asset classes.

The past year in the bond markets has been marked with bond prices moving with some continued volatility but slightly better trends than the previous year allowing the Class A shares of Fund to return 1.91% over the past fiscal year versus the Bloomberg Barclays US Aggregate Bond Total Return Index return of 0.44% during the same period. The bond markets remain in constant battle between 1) credit risks that have emerged due to evidence we are in the late stages of the credit cycle and a possible looming recession and lower interest rates and 2) central banks sending the message that they are going to continue to raise short term interest rates.

The biggest obstacle to performance for a momentum, rotation strategy like the Fund employs is a choppy market with too many changes in direction in the short term. However, history clearly shows us that environments like this past year do not persist forever, and we believe that now is one of the best times ever to stay disciplined in using an adaptive or tactical allocation approach, such as the approach utilized in the Fund. Continued clarity about the economy and the direction of interest rates should continue to help performance of the Fund.

The Fund’s objective is to help meet the real needs of investors by harvesting gains from generally stable bond markets while placing an emphasis on preserving capital (or even making positive returns) during severe economic declines. In order to achieve this objective and have the chance at providing superior risk-adjusted returns compared to the buy-and-hold approach over full market cycles requires doing something different. We believe that our systematic, rules-based, bond rotation approach provides that “something different.”

As our investment approach is not based upon predictions or professional judgement, we do not offer an investment outlook for the future. However, at the time of the writing of this letter, the markets continue to be marked with a high level of indecision with the weight of evidence suggesting economic markets are in the early stages of a new bear market and a likely global recession ahead. We will continue to follow the disciplined process that has shown itself to be very effective historically. We remain confident that the unemotional, rules-based, bond rotation approach used by the Fund will help provide a good solution to the shareholders of the Fund as we move into the future.

Thank you for your continued support and confidence in our investment approach.

Sincerely,

Gordon L. Nelson, CPA, CFP®

Tyler Vanderbeek, CMT, CFP®

Portfolio Managers

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus. To obtain a prospectus or other information about the Fund, please visit www.AlphaCentricFunds.com or call 844-ACFUNDS (844-223-8637). Please read the prospectus carefully before investing.

The Fund’s total returns for the 2017 YTD period ended 03/31/17, fiscal year ended 03/31/17 and for the period since inception through 03/31/17 as compared to the Benchmark Index were as follows:

	2017 YTD Ended	Fiscal Year Ended	Since Inception
	03/31/2017	03/31/2017	(5/28/2015)
Class A	2.74%	1.91%	-0.48%
Class A with Sales Charge	-2.10%	-2.95%	-3.08%
Class C	2.57%	2.07%	-0.68%
Class I	2.78%	2.15%	-0.21%
Benchmark Index(1)	0.82%	0.44%	1.72%

(1)	The Bloomberg Barclays US Aggregate Bond Total Return Index is a market capitalization-weighted index that is designed to measure the performance of the U.S. investment grade bond market with maturities of more than one year.

The Fund’s maximum sales charge for Class “A” shares is 4.75%. Investments in mutual funds involve risks. Performance is historic and does not guarantee future results. Investment return and principal value will fluctuate with changing market conditions so that when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month end performance information or the fund’s prospectus please call the fund, toll free at 844-ACFUNDS (844-223-8637). You can also obtain a prospectus at www.AlphaCentricFunds.com. 4476-NLD-5/22/2017

March 31, 2017

Dear AlphaCentric Income Opportunities Fund Investor:

Thank you for your continued support and trust. Our second fiscal year demonstrated the AlphaCentric Income Opportunities Fund’s (the “Fund”) key features of high income and total return, protection against rising interest rates, and improving underlying borrower credit quality. Further, we anticipate more of the same for the coming year, as the portfolio continues to benefit from solid housing market characteristics.

We are glad to report that good performance continued during the last fiscal year, with the Class I share returning 12.56% in the period versus the Bloomberg Barclays US Aggregate Bond Total Return Index (“Agg”) at 0.44%. The low return of the Agg is against the backdrop of a 60 basis point selloff in rates during that period, demonstrating how key the duration component is to the Agg and, similarly, how little yield is available in a generic/market-based setup like the Agg.

Interestingly, the Agg had “enjoyed” a tailwind from a rate rally for much of 2016, as turmoil from the beginning of the year pushed rates lower. This was notable because the end of 2015 had brought the first post-crisis rate hike and a prevailing sense that the economy was truly emerging from the after effects of the crisis and set to grow again; instead, 2016 resulted in more fodder for the doomsayers, and the Fed was forced to reconsider its previously-prescribed slate of hikes. Of course, this all flipped on its head again at the end of the year, after now-President Trump’s successful election campaign. Rates sold off in marked fashion: the 10 year US Treasury moved from 1.85% to close the year at 2.45% and the Fed enacted its single rate hike of the year in December. The Agg followed suit with lower returns to end calendar 2016, and the Agg carried this same anemic performance into the first quarter of 2017.

In our last letter, we stated that we did not believe a recession was forthcoming, and we reiterate that again for this year. We continue to look at Average Hourly Earnings and job growth for clues, and feel that the steadiness displayed in those readings has contributed to the Fed’s desire to maintain course. Our expectation is more of a sideways path for the economy, with a lean towards slight growth if anything.

We continue to add to the Fund’s profile as underlying borrower fundamentals improve. Home price appreciation has progressed greater than 5% year-over-year, contributing to overall lower LTVs (loan to value – the ratio of a property’s appraised value to the amount of the mortgage) and increased home equity. The residential market has benefited from reduced supply, favorable borrowing conditions and low unemployment. The very powerful seasoning aspect of the borrower pool, with years of payments made and the growing stake these homeowners have in the value of their homes, is a key tenet to the ongoing value we see in this trade.

We wish you the very best for a prosperous 2017 and thank you again!

Sincerely,

Garrison Point Fund Management Team

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus. To obtain a prospectus or other information about the Fund, please visit www.AlphaCentricFunds.com or call 844-ACFUNDS (844-223-8637). Please read the prospectus carefully before investing.

The Fund’s total returns for the 2017 YTD period ended 03/31/17, fiscal year ended 03/31/17 and for the period since inception (annualized) through 03/31/17 compared to the Benchmark Index were as follows:

	2017 YTD Ended	Fiscal Year Ended	Since Inception
	03/31/2017	03/31/2017	(5/28/2015)
Class A	2.83%	12.22%	12.57%
Class A with Sales Charge	-2.04%	6.93%	9.63%
Class C	2.60%	11.36%	11.76%
Class I	2.87%	12.56%	12.86%
Benchmark Index(1)	0.82%	0.44%	1.72%

(1)	The Bloomberg Barclays US Aggregate Bond Total Return Index is a market capitalization-weighted index that is designed to measure the performance of the U.S. investment grade bond market with maturities of more than one year.

The Fund’s maximum sales charge for Class “A” shares is 4.75%. Dividend are not assured. Investments in mutual funds involve risks. Performance is historic and does not guarantee future results. Investment return and principal value will fluctuate with changing market conditions so that when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month end performance information or the fund’s prospectus please call the fund, toll free at 844-ACFUNDS (844-223-8637). You can also obtain a prospectus at www.AlphaCentricFunds.com. 4479-NLD-5/22/2017

March 31, 2017

Dear AlphaCentric Hedged Market Opportunity Fund Investor:

We are pleased to provide our Annual Letter to Shareholders. Thank you for your support and for being an investor in the AlphaCentric Hedged Market Opportunity Fund (the “Fund”).

The portfolio strategy utilized by the Fund seeks to obtain superior risk-adjusted total return through various economic and interest rate environments. The strategy attempts to achieve its objective by investing in a systematically managed portfolio of long and short call and put options on the Standard & Poor’s 500 Index and/or other securities that represent the return of the S&P 500 Index (such as exchange traded funds like the SPDR Trust Series I units (“SPDRs”)) or measures of market volatility (such as volatility exchange traded funds, which reflect the market’s expected fluctuation (volatility)).

Our Position Algorithm recommends a specific strike and maturity instrument for the portfolio. That position is then reviewed in the context of our Market Cycle indicator, Volatility Forecaster, and Option Pricing Model before inclusion in the portfolio. The portfolio is reviewed continuously for conformity to risk constraints based on the then current Market Cycle.

The fiscal year started with the S&P 500 Index at 1932 and the beginning of a virtually unbroken runup to a high of 2401 on March 1, 2017 for a tremendous 24% gain, when it entered a trading range environment. Accordingly, the Fund relied more heavily on positions with an upward market bias during most of that period. While gains from the portfolio were muted by relying on more unidirectional strategies, short market oriented losses were largely avoided.

The Fund’s focus on low volatility assisted in avoiding any meaningful losses, however it similarly constrained profits. Results for the quarter were an increase of 1.53% (Class I share) compared to an increase of 3.10% for the IQ Hedge Long/Short Beta Total Return Index (“Benchmark Index”). For the fiscal year, the Fund had an increase of 5.62%(2) verses a return for the Benchmark Index of 4.77%.

Minimizing volatility in the context of attractive returns has been the Fund focus. Since inception the Fund’s Sharpe Ratio of 2.14 is among the highest in its peer group, and its low Beta of 17% and annualized return of 11.76% combine to produce an Alpha more than 8%, one of the highest in its peer group.

While we do not forecast market direction with the S&P 500 trading near its all-time high, after a 24% increase for the year and a 260% increase since the market bottom 8 years ago for a CAGR of 17%, we think that there will be more balanced utilization of our strategy from both the long and short directions of the market, and expect that profitability will be more fully realized.

Thank you for your continued support and confidence in our investment approach.

Sincerely,

Russell Kellites

Portfolio Manager

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus. To obtain a prospectus or other information about the Fund, please visit www.AlphaCentricFunds.com or call 844-ACFUNDS (844-223-8637). Please read the prospectus carefully before investing.

The Fund’s total returns for the 2017 YTD period ended 03/31/17, fiscal year ended 03/31/17 and for the period since inception through 03/31/17 as compared to the Benchmark Index were as follows:

	2017 YTD Ended	Fiscal Year Ended
	03/31/2017	03/31/2017	Since Inception*
Class A	1.48%	N/A	2.82%
Class A with Sales Charge	-4.33%	N/A	-3.08%
Class C	1.37%	N/A	2.54%
Class I	1.53%	5.62%(2)	11.76%(2)
Benchmark Index(1)	3.10%	4.77%(2)	4.94%(2)

*	Fund Inception: 8/31/2011 (Class I) & 9/30/2016 (Class A &C).

(1)	The IQ Hedge Long/Short Beta Total Return Index attempts to replicate the risk-adjusted return characteristics of the collective hedge funds using a long/short equity investment style. Long/short equity hedge fund managers typically invest on both long and short sides of equity markets and diversify their risks by limiting the net exposure to particular sectors, regions or market capitalizations and focusing on company specific anomalies.

(2)	The Performance shown before September 30, 2016 is for the Fund’s predecessor fund, Theta Funds, L.P. (the “Predecessor Fund”). The Fund’s management practices, investment goals, policies, objectives, guidelines and restrictions are, in all material respects, equivalent to the Predecessor Fund. From its inception date, the Predecessor Fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act of the Code, if they had been applicable, it might have adversely affected its performance. In addition, the Predecessor Fund was not subject to sales loads that would have adversely affected performance. Performance of the Predecessor Fund is not an indicator of future results.

The Fund’s maximum sales charge for Class “A” shares is 5.75%. Investments in mutual funds involve risks. Performance is historic and does not guarantee future results. Investment return and principal value will fluctuate with changing market conditions so that when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month end performance information or the fund’s prospectus please call the fund, toll free at 844-ACFUNDS (844-223-8637). You can also obtain a prospectus at www.AlphaCentricFunds.com. 4482-NLD-5/23/2017

AlphaCentric Asset Rotation Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2017

The Fund’s performance figures* for the period ended March 31, 2017, compared to its benchmarks:

		Annualized Since
		Inception **** -
	One Year	March 31, 2017
Class A (ROTAX) without load	(0.60)%	(2.89)%
Class A (ROTAX) with 5.75% load	(6.35)%	(5.02)%
Class C (ROTCX)	(1.35)%	(3.47)%
Class I (ROTIX)	(0.42)%	(2.68)%
S&P 500 Total Return Index **	17.17%	10.20%
MSCI The World Index Growth Gross (USD)***	12.93%	6.78%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31,2017, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 1.49% , 2.24% and 1.24% for the AlphaCentric Asset Rotation Fund Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses as shown in the August 1, 2016 prospecutus were 2.30%, 3.05%, and 2.05% for the AlphaCentric Asset Rotation Fund’s Class A, Class C, and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses shown in the August 1, 2016 prospectus were 1.68%, 2.43% and 1.43% for the AlphaCentric Asset Rotation Fund’s Class A, Class C, and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

***	The MSCI The World Growth Index Growth Gross (USD) captures large and mid cap securities exhibiting overall growth style characteristics across 23 developed markets countries.

****	The AlphaCentric Asset Rotation Fund commenced operations on July 31, 2014.

Comparison of the Change in value of a $10,000 investment

Top Holdings by Major Index Classification	% of Net Assets
Exchange Traded Fund - Equity Fund	98.1%
Other / Cash & Cash Equivalents	1.9%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

AlphaCentric Bond Rotation Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2017

The Fund’s performance figures* for the period ended March 31, 2017, compared to its benchmark:

		Annualized Since
		Inception *** -
	One Year	March 31, 2017
Class A (BDRAX) without load	1.91%	(0.48)%
Class A (BDRAX) with 4.75% load	(2.95)%	(3.08)%
Class C (BDRCX)	2.07%	(0.68)%
Class I (BDRIX)	2.15%	(0.21)%
Bloomberg Barclays Capital U.S. Aggregate Bond Total Return Index **	0.44%	1.72%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2017, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 1.49%, 2.24% and 1.24% for the AlphaCentric Bond Rotation Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses as shown in the August 1. 2016 prospectus were 2.94%, 3.69%, and 4.69% for the AlphaCentric Bond Rotation Fund’s Class A, Class C, and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses as shown in the August 1. 2016 prospectus were 1.79%, 2.54%, and 1.54% for the AlphaCentric Bond Rotation Fund’s Class A, Class C, and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The Bloomberg Barclays Capital U.S. Aggregate Bond Total Return Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

***	The AlphaCentric Bond Rotation Fund commenced operations on May 28, 2015.

Comparison of the Change in value of a $10,000 investment

Top Holdings by Major Index Classification	% of Net Assets
Exchange Traded Funds - Asset Allocation Fund	34.1%
Exchange Traded Funds - Debt Fund	65.9%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

AlphaCentric Income Opportunities Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2017

The Fund’s performance figures* for the period ended March 31, 2017, compared to its benchmark:

		Annualized Since
		Inception *** -
	One Year	March 31, 2017
Class A (IOFAX) without load	12.22%	12.57%
Class A (IOFAX) with 4.75% load	6.93%	9.63%
Class C (IOFCX)	11.36%	11.76%
Class I (IOFIX)	12.56%	12.86%
Bloomberg Barclays Capital U.S. Aggregate Bond Total Return Index **	0.44%	1.72%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2017, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 1.74%, 2.49% and 1.49% for the AlphaCentric Income Opportunities Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses as shown in the August 1, 2016 prospectus were 2.57%, 3.32%, and 2.32% for the AlphaCentric Income Opportunities Fund’s Class A, Class C, and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses as shown in the August 1, 2016 prospectus were 2.05%, 2.80%, and 1.80% for the AlphaCentric Income Opportunities Fund’s Class A, Class C, and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The Bloomberg Barclays Capital U.S. Aggregate Bond Total Return Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

***	The AlphaCentric Income Opportunities Fund commenced operations on May 28, 2015.

Comparison of the Change in value of a $10,000 investment

Top Holdings by Major Index Classification	% of Net Assets
Asset Backed Securities	83.9%
Commercial Mortgage Backed Securities	11.6%
Private Placements	0.8%
Other / Cash & Cash Equivalents	3.7%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

AlphaCentric Hedged Market Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2017

The Fund’s performance figures* for the period ended March 31, 2017, compared to its benchmarks:

					Annualized Since
		Annualized	Annualized	Since Inception + -	Inception ++ -
	One Year	Three Years	Five Years	March 31, 2017	March 31, 2017
Class A (HMXAX) without load	—	—	—	2.82%	—
Class A (HMXAX) with 5.75% load	—	—	—	(3.08)%	—
Class C (HMXCX)	—	—	—	2.54%	—
Class I (HMXIX) +++	5.62%	5.82%	10.43%	—	11.76%
S&P 500 Total Return Index **	17.17%	10.37%	13.30%	10.12%	15.04%
IQ Hedge Long/Short Beta Index ***	4.77%	2.78%	4.56%	1.75%	4.94%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until October 31, 2017, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) will not exceed 2.24%, 2.99% and 1.99% for the AlphaCentric Hedged Market Opportunity Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s estimated total annual operating expenses as shown in the August 29, 2016 prospectus for the Fund’s initial fiscal period are 2.49%, 3.24%, and 2.24% for the AlphaCentric Hedged Market Opportunity Fund’s Class A, Class C, and Class I shares, respectively. Without these waivers, the Fund’s estimated total annual operating expenses as shown in the August 29, 2016 prospectus for the Fund’s initial fiscal period are 2.38%, 3.13%, and 2.13% for the AlphaCentric Hedged Market Opportunity Fund’s Class A, Class C, and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

***	IQ Hedge Long/Short Beta Index was launched in March 2007 as the market’s first family of hedge fund replication indexes. This suite of indexes serves as the basis for IndexIQ’s other hedge fund replication indexes, which themselves underlie IndexIQ’s hedge fund replication ETFs and mutual fund.

+	The AlphaCentric Hedged Market Opportunity Fund Class A and Class C commenced operations on September 30, 2016.

++	The AlphaCentric Hedged Market Opportunity Fund Class I, formerly a private Fund, commenced operations on August 31, 2011.

+++	The Fund acquired all of the assets and liabilities of Theta Funds, L.P. (the “Predecessor Fund”) in a tax-free reorganization on September 30, 2016. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Class I shares of the Fund, so the Predecessor Fund became the Class I shares of the Fund. The Fund’s investment objective, policies and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies and guidelines. The Predecessor Fund commenced operations on August 31, 2011. Updated performance information will be available at no cost by calling 1-844-ACFUNDS (844-223-8637) or visiting the Fund’s website at www.AlphaCentricFunds.com.

Comparison of the Change in value of a $10,000 investment

Top 10 Holdings by Industry	% of Net Assets
Purchased Options	0.7%
Written Options	(0.8)%
Other / Cash & Cash Equivalents	100.1%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

AlphaCentric Asset Rotation Fund (rotax, rotcx, rotix)
PORTFOLIO OF INVESTMENTS
March 31, 2017

Shares		Value
	EXCHANGE TRADED FUND - 98.1%
	EQUITY FUND - 98.1%
391,000	Vanguard FTSE Emerging Markets ETF (Cost $15,372,556)	$15,530,520

	SHORT-TERM INVESTMENT - 2.4%
	MONEY MARKET FUND - 2.4%
374,023	Fidelity Investments Money Market Government Portfolio -	374,023
	Institutional Class to yield 0.02% * (Cost $374,023)

	TOTAL INVESTMENTS - 100.5% (Cost $15,746,579) (a)	$15,904,543
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(74,136)
	NET ASSETS - 100%	$15,830,407

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,746,579 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$157,964
Unrealized Depreciation:	—
Net Unrealized Appreciation:	$157,964

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.

See accompanying notes to financial statements.

AlphaCentric Bond Rotation Fund (bdrax, bdrcx, bdrix)
PORTFOLIO OF INVESTMENTS
March 31, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 100.0%
	ASSET ALLOCATION FUND - 34.1%
48,800	SPDR Bloomberg Barclays Convertible Securities ETF	$2,347,280

	DEBT FUND - 65.9%
122,750	SPDR Bloomberg Barclays High Yield Bond ETF	4,533,157

	TOTAL EXCHANGE TRADED FUNDS (Cost $6,780,718)	6,880,437

	SHORT-TERM INVESTMENT - 32.1%
	MONEY MARKET FUND - 32.1%
2,211,467	Fidelity Investments Money Market Government Portfolio -
	Institutional Class to yield 0.02% * (Cost $2,211,467)	2,211,467

	TOTAL INVESTMENTS - 132.1% (Cost $8,992,185) (a)	$9,091,904
	LIABILITIES IN EXCESS OF OTHER ASSETS - (32.1)%	(2,208,123)
	NET ASSETS - 100%	$6,883,781

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,993,911 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$99,720
Unrealized Depreciation:	(1,727)
Net Unrealized Appreciation:	$97,993

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund (iofax, iofcx, iofix)
PORTFOLIO OF INVESTMENTS
March 31, 2017

Principal ($)		Value
	ASSET BACKED SECURITIES - 83.9%
897,717	ABFC 2004-OPT4 Trust, 3.682% due 7/25/2033	$623,051
3,953,172	ABFC 2005-WMCI Trust, 1.867% due 6/25/2035	2,222,821
5,559,490	ABFS Mortgage Loan Trust 2002-2, 6.785% due 7/15/2033	4,260,837
6,997,215	ABFS Mortgage Loan Trust 2002-3, 5.902% due 9/15/2033	5,377,795
1,055,377	ACE Securities Corp Home Equity Loan Trust Series 2004-FM2, 3.007% due 6/25/2034	721,120
2,209,700	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2, 2.302% due 1/25/2035	1,671,786
678,000	ACE Securities Corp Home Equity Loan Trust Series 2004-SD1, 3.732% due 11/25/2033	560,887
2,755,941	ACE Securities Corp Home Equity Loan Trust Series 2005-HE2, 2.827% due 4/25/2035	492,436
2,417,000	ACE Securities Corp Home Equity Loan Trust Series 2005-SD2, 3.982% due 8/25/2040	1,688,109
3,061,993	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-2, 3.982% due 6/25/2034	2,068,432
833,937	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-4, 6.232% due 10/25/2034	712,610
16,790,000	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2005-4, 1.482% due 10/25/2035	8,383,129
74,451	AFC Home Equity Loan Trust, 1.478% due 12/22/2027	64,784
769,865	Ameriquest Asset-Backed Pass Through Certificates 2003-1, 5.842% due 3/25/2033	544,246
2,672,531	Ameriquest Asset-Backed Pass Through Certificates 2003-1, 5.453% due 2/25/2033	1,966,551
1,556,134	Ameriquest Asset-Backed Pass Through Certificates 2004-1A1, 3.232% due 9/25/2034	1,081,937
3,607,916	Ameriquest Asset-Backed Pass Through Certificates 2004-R3, 5.482% due 5/25/2034	1,835,107
2,199,964	Ameriquest Asset-Backed Pass Through Certificates 2004-R3, 3.682% due 5/25/2034	1,574,487
1,924,682	Ameriquest Asset-Backed Pass Through Certificates 2004-R7, 4.207% due 8/25/2034	1,370,440
2,722,790	Ameriquest Asset-Backed Pass Through Certificates 2004-R8, 2.902% due 9/25/2034	1,186,058
1,405,587	Ameriquest Asset-Backed Pass Through Certificates 2004-R8, 2.782% due 9/25/2034	873,802
4,861,887	Ameriquest Asset-Backed Pass Through Certificates 2005-R1, 2.482% due 3/25/2035	1,780,811
4,988,827	Ameriquest Asset-Backed Pass Through Certificates 2005-R5, 2.202% due 7/25/2035	1,673,121
6,000,000	Ameriquest Asset-Backed Pass Through Certificates 2005-R5, 1.682% due 7/25/2035	3,787,076
3,315,000	Ameriquest Asset-Backed Pass Through Certificates 2005-R7, 1.632% due 9/25/2035	2,258,785
1,480,170	Ameriquest Asset-Backed Pass Through Certificates 2005-R10, 2.432% due 1/25/2036	378,775
11,084,000	Ameriquest Asset-Backed Pass Through Certificates 2005-R10, 1.672% due 1/25/2036	5,353,870
14,370,000	Ameriquest Asset-Backed Pass Through Certificates 2005-R11, 1.662% due 1/25/2036	7,876,910
1,912,915	Ameriquest Mortgage Securities Inc Series 2003-6, 5.862% due 6/25/2033	897,461
355,606	Amresco Residential Securities Corp Mortgage Loan Trust 1998-2, 1.477% due 6/25/2028	340,083
635,688	Amresco Residential Securities Corp Mortgage Loan Trust 1999-1, 2.832% due 11/25/2029	599,329
5,383,368	Amur Finance VI LLC, 8.000% due 12/20/2024, 144A +	4,791,198
1,103,436	Argent Securities, Inc., Asset-Backed Pass Through Certificates Series 2003-W7, 4.788% due 3/25/2034	981,498
1,190,837	Argent Securities, Inc., Asset-Backed Pass Through Certificates Series 2003-W7, 4.788% due 3/25/2034, 144A	605,883
264,152	Argent Securities, Inc., Asset-Backed Pass Through Certificates Series 2004-W6, 5.857% due 5/25/2034, 144A	234,491
10,000,000	Argent Securities, Inc., Asset-Backed Pass Through Certificates Series 2005-W3, 1.442% due 11/25/2035	5,692,811
23,220,602	Argent Securities, Inc., Asset-Backed Pass Through Certificates Series 2005-W5, 1.442% due 1/25/2036	8,189,665
992,739	Asset-Backed Pass Through Certificates 2002-3, 4.207% due 8/25/2032	508,717
2,244,801	Asset-Backed Pass-Through Certificates Series 2005-R2, 2.152% due 4/25/2035	1,208,734
4,622,570	AXIS Equipment Finance Receivables IV LLC, 8.830% due 3/20/2024, 144A	4,621,876
470,891	Bear Stearns Asset Backed Securities I Trust 2004-HE10, 3.532% due 12/25/2034	423,239
4,048,000	Bear Stearns Asset Backed Securities I Trust 2005-CLI, 1.612% due 9/25/2034	2,534,299
15,328,300	Carrington Mortgage Loan Trust Series 2005-OPT2, 2.782% due 5/25/2035	9,498,008
17,988,951	Carrington Mortgage Loan Trust Series 2006-NC1, 1.402% due 1/25/2036	7,530,974
1,265,803	Centex Home Equity Loan Trust 2002-C, 2.132% due 9/25/2032	924,035
1,562,488	Centex Home Equity Loan Trust 2004-B, 3.307% due 3/25/2034	97,092
1,305,173	Centex Home Equity Loan Trust 2004-D, 2.012% due 9/25/2034	1,103,304
2,825,156	Centex Home Equity Loan Trust 2005-B, 2.002% due 3/25/2035	1,641,356
6,676,938	Centex Home Equity Loan Trust 2005-D, 2.182% due 10/25/2035	4,048,720
8,701,141	Citigroup Mortgage Loan Trust 2006-NC1, 1.272% due 8/25/2036	3,165,050
4,229,144	Conseco Financial Corp., 7.240% due 11/15/2028	3,233,616

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund (iofax, iofcx, iofix)
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2017

Principal ($)		Value
	ASSET BACKED SECURITIES (continued) - 83.9%
5,767,037	Conseco Financial Corp., 6.980% due 9/1/2030	$4,719,779
233,710	Countrywide Asset-Backed Certificates, 6.607% due 10/25/2032, 144A	198,034
505,314	Countrywide Asset-Backed Certificates, 2.432% due 3/25/2033, 144A	474,778
2,289,819	Credit-Based Asset Servicing & Securitization LLC, 3.982% due 3/25/2033, 144A	952,990
1,223,557	Credit-Based Asset Servicing & Securitization LLC, 3.832% due 10/25/2034, 144A	997,523
5,363,000	Credit-Based Asset Servicing & Securitization LLC, 2.182% due 7/25/2035, 144A	1,807,214
4,295,955	Credit-Based Asset Servicing & Securitization LLC, 1.453 due 6/25/2035	1,538,540
3,943,000	Credit-Based Asset Servicing & Securitization LLC, 5.239% due 9/25/2035, 144A	3,590,400
1,809,619	Delta Funding Home Equity Loan Trust 1999-1, 6.800% due 3/15/2028	1,315,328
3,445,696	Delta Funding Home Equity Loan Trust 1999-2, 7.370% due 8/15/2030	1,762,383
4,245,000	EMC Mortgage Loan Trust, 3.232% due 1/25/2041, 144A	2,824,670
10,714,681	Encore Credit Receivables Trust 2005-2, 1.957% due 11/25/2035	6,828,885
3,339,718	Encore Credit Receivables Trust 2005-3, 2.737% due 10/25/2035	1,976,651
6,059,647	Encore Credit Receivables Trust 2005-4, 1.682% due 1/25/2036	3,251,023
2,280,535	EquiFirst Mortgage Loan Trust 2004-2, 6.082% due 10/25/2034	1,522,364
2,346,436	Equity One Mortgage Pass-Through Trust 2003-4, 6.900% due 10/25/2034	1,301,754
1,115,050	Equity One Mortgage Pass-Through Trust 2004-1, 5.760% due 4/25/2034	1,002,369
2,500,000	FFMLT Trust 2005-FF2, 2.032% due 3/25/2035	1,203,643
1,027,494	Finance America Mortgage Loan Trust 2004-3, 2.632% due 11/25/2034	532,580
557,619	First Franklin Mortgage Loan Trust 2002-FF3, 4.057% due 8/25/2032	423,319
769,772	First Franklin Mortgage Loan Trust 2003-FF1, 3.607% due 3/25/2033	735,411
1,337,665	First Franklin Mortgage Loan Trust 2003-FF4, 3.457% due 10/25/2033	718,897
843,880	First Franklin Mortgage Loan Trust 2004-FF4, 3.232% due 6/25/2034	601,891
2,535,000	First Franklin Mortgage Loan Trust 2005-FF3, 1.957% due 4/25/2035	2,423,486
3,281,566	First Franklin Mortgage Loan Trust 2005-FF5, 2.182% due 11/24/2034	1,467,783
18,763,785	First Franklin Mortgage Loan Trust 2005-FF9, 1.522% due 10/25/2035	12,404,652
534,387	First Franklin Mortgage Loan Trust Series 2004-FFC, 4.732% due 6/25/2035, 144A	535,869
3,229,845	First NLC Trust 2005-1, 1.627% due 5/25/2035	2,405,055
3,085,110	Fremont Home Loan Trust 2004-4, 2.482% due 3/25/2035	923,666
2,526,671	Fremont Home Loan Trust 2004-4, 2.407% due 3/25/2035	1,759,454
555,060	Fremont Home Loan Trust 2004-4, 1.897% due 3/25/2035	415,369
1,585,767	Fremont Home Loan Trust 2004-D, 1.927% due 11/25/2034	1,221,979
13,340,000	Fremont Home Loan Trust 2005-2, 1.957% due 6/25/2035	5,039,705
9,393,288	GE-WMC Asset-Backed Pass Through Certificates Series 2005-1, 1.672% due 10/25/2035	4,625,310
5,095,481	GSAMP Trust 2005-AHL2, 1.422% due 12/25/2035	2,312,285
11,850,000	GSAMP Trust 2005-HE4, 1.612% due 7/25/2045	5,334,926
2,305,521	GSAMP Trust 2006-SD2, 1.452% due 5/25/2046,144A	1,002,542
3,000,000	GSAMP Trust 2007-HSBC1, 3.232% due 2/25/2047	2,609,061
500,000	GSRPM Mortgage Loan Trust 2003-1, 4.632% due 1/25/2032	501,170
2,634,819	Home Equity Asset Trust, 3.152% due 2/25/2034	1,988,567
5,250,236	Home Equity Asset Trust, 2.227% due 5/25/2035	3,624,714
1,214,286	Home Equity Asset Trust 2003-4, 5.482% due 10/25/2033	709,951
5,330,171	Home Equity Asset Trust 2005-7, 1.482% due 1/25/2036	1,874,545
5,250,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-A, 2.932% due 3/25/2035	3,670,162
4,725,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-B, 2.182% due 8/25/2035	2,793,971
11,200,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-C, 1.592% due 10/25/2035	5,427,750
1,251,705	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-A, 6.537% due 11/25/2030	1,160,291
90,038	Irwin Home Equity Loan Trust 2002-1, 4.357% due 2/25/2029	88,216
646,787	Long Beach Mortgage Loan Trust 2001-1, 4.051% due 4/21/2031	671,627
2,731,559	Long Beach Mortgage Loan Trust 2003-1, 6.982% due 3/25/2033	1,794,830
1,094,272	Long Beach Mortgage Loan Trust 2004-5, 2.782% due 9/25/2034	943,950

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund (iofax, iofcx, iofix)
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2017

Principal ($)		Value
	ASSET BACKED SECURITIES (continued) - 83.9%
1,234,582	Long Beach Mortgage Loan Trust 2004-5, 2.482% due 9/25/2034	$1,048,725
6,096,243	Mastr Asset Backed Securities Trust 2003-OPT1, 6.832% due 12/25/2032	3,541,460
2,191,279	Mastr Asset Backed Securities Trust 2003-OPT2, 6.757% due 5/25/2033	1,663,860
537,398	Mastr Asset Backed Securities Trust 2004-OPT2, 2.932% due 9/25/2034	449,584
876,975	Mastr Asset Backed Securities Trust 2004-WMC3, 2.782% due 10/25/2034	758,817
901,537	Mastr Specialized Loan Trust, 2.478% due 7/25/2035, 144A	809,309
1,671,061	Meritage Mortgage Loan Trust 2004-2, 2.707% due 1/25/2035	1,187,112
2,083,992	Meritage Mortgage Loan Trust 2005-2, 1.777% due 11/25/2035	1,521,710
1,560,855	Merrill Lynch Mortgage Investors Trust 2002-AFC1, 4.432% due 9/25/2032	1,279,875
2,094,732	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, 3.157% due 7/25/2034	1,894,003
2,190,643	Merrill Lynch Mortgage Investors Trust Series 2004-OPT1, 3.007% due 6/25/2035	1,649,362
621,151	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 1.742% due 9/25/2034	553,894
841,465	Morgan Stanley ABS Capital I Inc Trust 2004-WMC2, 6.232% due 7/25/2034	818,536
2,409,044	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 2.332% due 1/25/2035	1,990,112
13,000,000	Morgan Stanley ABS Capital I Inc Trust 2005-HE7, 1.452% due 11/25/2035	6,625,618
5,293,000	Morgan Stanley ABS Capital I Inc Trust 2005-WMC3, 2.047% due 3/25/2035	2,820,457
701,063	Morgan Stanley Dean Witter Capital I Inc Trust 2003-NC2, 6.607% due 2/25/2033	607,537
9,903,438	New Century Home Equity Loan Trust 2005-1, 2.107% due 3/25/2035	6,532,173
471,753	New Century Home Equity Loan Trust Series 2003-5, 5.171% due 11/25/2033	459,460
303,709	New Century Home Equity Loan Trust Series 2003-5, 1.782% due 11/25/2033	242,657
12,849,599	New Century Home Equity Loan Trust Series 2005-B, 1.472% due 10/25/2035	7,484,244
1,390,000	New Century Home Equity Loan Trust Series 2005-D, 1.452% due 2/25/2036	771,651
549,353	NovaStar Mortgage Funding Trust Series 2003-2, 2.107% due 9/25/2033	545,178
5,000,000	NovaStar Mortgage Funding Trust Series 2004-4, 3.532% due 3/25/2035	3,570,116
6,311,000	NovaStar Mortgage Funding Trust Series 2005-2, 1.462% due 10/25/2035	5,523,556
45,798	Option One Mortgage Accep Corp Ast Back Certs Ser 2003-3, 3.382% due 6/25/2033	44,085
2,000,000	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, 1.472% due 11/25/2035	1,127,265
2,307,900	Option One Mortgage Loan Trust 2005-5 Asset-Backed Certificates Series 2005-5, 1.562% due 12/25/2035	145,374
7,500,000	Option One Mortgage Loan Trust 2006-1, 1.362% due 1/25/2036	3,370,777
1,671,060	Ownit Mortgage Loan Trust Series 2005-1, 2.152% due 9/25/2035	1,371,720
2,841,756	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MCW, 2.707% due 10/25/2034	1,227,105
2,124,619	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MHQ, 3.082% due 12/25/2034	1,256,457
1,698,575	Park Place Securities Inc Asset Backed Pass Through Certificates Series 2005-WHQ4, 2.782% due 6/25/2035	988,616
17,250,000	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-WCW3, 1.622% due 8/25/2035	7,906,786
9,059,060	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-WHQ1, 2.857% due 3/25/2035	4,145,158
14,600,749	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-WHQ4, 1.592% due 9/25/2035	6,129,965
1,133,413	Popular ABS Mortgage Pass-Through Trust 2004-5, 5.255% due 12/25/2034	1,145,445
667,371	Popular ABS Mortgage Pass-Through Trust 2004-5, 1.362% due 12/25/2034	641,214
6,343,758	Quest Trust, 4.207% due 6/25/2034, 144A	4,950,940
2,000,000	Quest Trust, 4.507% due 9/25/2034, 144A	1,517,423
172,584	RAMP Series 2002-RS3 Trust, 1.957% due 6/25/2032	156,804
1,000,000	RAMP Series 2004-RS12 Trust, 5.186% due 12/25/2034	1,016,503
3,962,424	RAMP Series 2004-RS12 Trust, 3.607% due 12/25/2034	2,599,308
250,000	RAMP Series 2005-EFC3 Trust, 2.102% due 8/25/2035	187,684
7,363,000	RAMP Series 2005-EFC4 Trust, 1.682% due 9/25/2035	4,703,745
2,909,324	RAMP Series 2005-EFC6 Trust, 1.612% due 11/25/2035	815,344
3,000,000	RAMP Series 2005-EFC6 Trust, 1.572% due 11/25/2035	2,248,409
3,204,557	RAMP Series 2005-RZ2 Trust, 2.232% due 5/25/2035	2,511,077
2,353,843	RAMP Series 2006-RS1 Trust, 1.392% due 1/25/2036	314,173
5,000,000	RAMP Series 2006-RS2 Trust, 1.372% due 3/25/2036	2,477,620
324,616	RASC Series 2003-KS5 Trust, 1.562% due 7/25/2033	293,620
405,291	RASC Series 2003-KS10 Trust, 5.570% due 12/25/2033	364,117

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund (iofax, iofcx, iofix)
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2017

Principal ($)		Value
	ASSET BACKED SECURITIES (continued) - 83.9%
77,706	RASC Series 2003-KS11 Trust, 1.867% due 1/25/2034	$71,052
1,346,620	RASC Series 2004-KS3 Trust, 2.557% due 4/25/2034	1,002,822
2,932,147	RASC Series 2004-KS6 Trust, 2.752% due 7/25/2034	1,844,188
3,560,110	RASC Series 2005-EMX3 Trust, 1.702% due 9/25/2035	1,714,075
1,410,234	RASC Series 2005-KS1 Trust, 2.857% due 2/25/2035	937,233
3,250,000	RASC Series 2005-KS9 Trust, 2.232% due 10/25/2035	1,259,814
941,325	RASC Series 2006-KS2 Trust, 1.352% due 3/25/2036	904,852
16,074,000	RASC Series 2007-KS1 Trust, 1.222% due 1/25/2037	7,451,765
8,964,756	RASC Series 2007-KS2 Trust, 1.242% due 2/25/2037	3,384,210
15,000,000	RASC Series 2007-KS3 Trust, 1.362% due 4/25/2037	7,481,211
759,476	Renaissance Home Equity Loan Trust 2003-2, 4.926% due 8/25/2033	707,458
614,543	SASCO Mortgage Loan Trust 2003-GEL1, 5.482% due 10/25/2033	508,099
298,997	Saxon Asset Securities Trust 2003-3, 3.907% due 12/25/2033	249,131
2,149,653	Saxon Asset Securities Trust 2005-2, 1.687% due 10/25/2035	1,242,414
606,860	Securitized Asset Backed Receivables LLC Trust 2005-OP1, 2.812% due 1/25/2035	540,559
11,594,000	Securitized Asset Backed Receivables LLC Trust 2005-OP2, 1.652% due 10/25/2035	967,391
7,602,000	Securitized Asset Backed Receivables LLC Trust 2005-OP2, 1.622% due 10/25/2035	3,861,018
1,951,775	Security National Mortgage Loan Trust 2005-1, 0.012% due 2/25/2035, 144A	1,583,444
1,500,000	Security National Mortgage Loan Trust 2005-2, 8.100% due 2/25/2036, 144A	1,041,795
5,879,000	SG Mortgage Securities Trust 2005-OPT1, 1.572% due 10/25/2035	3,042,851
1,415,765	Soundview Home Loan Trust 2005-1, 2.932% due 4/25/2035	1,011,994
4,542,879	Soundview Home Loan Trust 2005-OPT1, 1.807% due 6/25/2035	2,559,231
8,802,000	Soundview Home Loan Trust 2005-OPT2, 1.632% due 8/25/2035	4,803,092
1,537,867	Soundview Home Loan Trust 2006-EQ1, 1.232% due 10/25/2036	531,446
5,000,000	Soundview Home Loan Trust 2006-OPT1, 1.327% due 3/25/2036	2,644,627
34,683,058	Soundview Home Loan Trust 2006-OPT5, 1.232% due 7/25/2036	9,107,091
1,570,000	Specialty Underwriting & Residential Finance Trust Series 2005-AB1, 1.657% due 3/25/2036	1,539,617
288,100	Structured Asset Securities Corp 2005-WF1, 2.887% due 2/25/2035	200,324
1,769,743	Structured Asset Securities Corp Mortgage Loan Trust 2005-WF3, 3.482% due 7/25/2035, 144A	922,030
3,500,000	Structured Asset Securities Corp Mortgage Loan Trust 2005-WF4, 3.482% due 11/25/2035	1,702,388
6,876,000	Structured Asset Securities Corp Mortgage Loan Trust 2006-WF1, 1.932% due 2/25/2036	3,698,373
7,988,000	Terwin Mortgage Trust 2006-1, 1.472% due 1/25/2037, 144A	4,373,783
3,551,000	Terwin Mortgage Trust 2007-QHL1, 2.278% due 10/25/2038, 144A	2,050,961
2,957,989	Terwin Mortgage Trust Series TMTS 2005-6HE, 2.182% due 4/25/2036	2,139,500
757,000	Truman Capital Mortgage Loan Trust, 4.482% due 3/25/2037, 144A	745,692
3,059,986	Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE1 Trust, 1.342% due 2/25/2036	1,057,441
	TOTAL ASSET BACKED SECURITIES (Cost $409,183,583)	422,161,236

	COMMERCIAL MORTGAGE BACKED SECURITIES - 11.6%
760,717	Adjustable Rate Mortgage Trust 2005-3, 3.576% due 7/25/2035	679,528
57,008	Adjustable Rate Mortgage Trust 2005-3, 1.302% due 7/25/2035	55,346
1,181,586	Alternative Loan Trust 2004-J9, 3.757% due 10/25/2034	573,259
5,658,119	American Home Mortgage Investment Trust 2005-1, 1.633% due 6/25/2045	2,864,595
938,775	Banc of America Funding 2004-C Trust, 1.878% due 12/20/2034	920,560
4,453,838	Banc of America Mortgage 2004-K Trust, 3.439% due 12/25/2034	2,583,684
3,680,063	Bear Stearns ALT-A Trust 2004-1, 3.261% due 2/25/2034	2,396,060
105,482	Bear Stearns ALT-A Trust 2004-3, 1.837% due 4/25/2034	97,900
427,253	Bear Stearns ARM Trust 2002-12, 2.917% due 1/25/2033	396,454
37,667	Bear Stearns ARM Trust 2003-8, 3.574% due 1/25/2034	34,766
1,276,031	Bear Stearns ARM Trust 2004-7, 3.276% due 10/25/2034	1,198,649
3,373	CHL Mortgage Pass-Through Trust 2003-HYB2, 3.049% due 7/19/2033	3,270
312,060	Citigroup Mortgage Loan Trust 2007-10 5.287% due 9/25/2037	249,070
1,519,731	Credit Suisse First Boston Mortgage Securities Corp., 2.809% due 7/25/2033	1,362,258

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund (iofax, iofcx, iofix)
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2017

Principal ($)		Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (continued) - 11.6%
1,711,198	Credit Suisse First Boston Mortgage Securities Corp., 3.257% due 10/25/2033	$1,490,725
450,571	GMACM Mortgage Loan Trust 2003-GH1, 5.263% due 7/25/2034	448,360
2,600,000	GreenPoint Mortgage Funding Trust 2005-HY1, 1.572% due 7/25/2035	1,300,060
4,975,236	GSR Mortgage Loan Trust 2004-12, 3.137% due 12/25/2034	3,531,077
37,473	GSR Mortgage Loan Trust 2005-7F, 1.482% due 9/25/2035	34,664
1,176,979	GSR Mortgage Loan Trust 2005-AR3, 1.732% due 5/25/2035	905,732
976,926	HarborView Mortgage Loan Trust 2004-3, 3.118% due 5/19/2034	823,400
909,394	HarborView Mortgage Loan Trust 2004-4, 1.538% due 6/19/2034	809,437
744,987	Impac CMB Trust Series 2004-10, 1.837% due 3/25/2035	613,954
6,971,810	Impac Secured Assets Trust 2007-2, 1.232% due 4/25/2037	6,646,471
83,343	IndyMac INDX Mortgage Loan Trust 2004-AR6, 3.582% due 10/25/2034	75,754
564,668	IndyMac INDX Mortgage Loan Trust 2004-AR9, 1.618% due 11/25/2034	528,139
4,990,632	JP Morgan Mortgage Trust 2005-A5, 3.224 due 8/25/2035	3,770,051
2,030,174	MASTR Adjustable Rate Mortgages Trust 2004-5, 3.017% due 7/25/2034	1,711,514
1,776,076	MASTR Alternative Loan Trust 2002-2, 7.111% due 10/25/2032	585,183
27,811	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1, 3.365% due 12/25/2032	27,553
362,815	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2, 2.861% due 2/25/2033	353,787
833,255	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A 1.987% due 3/25/2030	633,328
5,988,505	Merrill Lynch Mortgage Investors Trust Series MLCC 2006-1 3.019% due 2/25/2036	2,267,706
289,487	Morgan Stanley Mortgage Loan Trust 2004-7AR, 3.301% due 9/25/2034	265,616
27,407	New York Mortgage Trust 2005-2, 1.312% due 8/25/2035	25,249
16,827	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1, 7.000% due 4/25/2033	17,233
18,885	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1, 6.000% due 5/25/2033	19,177
40,125	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1, 5.500% due 5/25/2033	40,735
1,543,648	RFMSI Series 2005-SA1 Trust, 3.298% due 3/25/2035	778,375
210,168	Sequoia Mortgage Trust 2003-3 1.638% due 7/20/2033	195,583
1,281,171	Sequoia Mortgage Trust 2003-3 1.953% due 7/20/2033	966,824
3,171,124	Sequoia Mortgage Trust 2004-10, 1.728% due 11/20/2034	2,273,418
3,908,494	Structured Asset Mortgage Investments Trust 2002-AR4, 1.803% due 2/19/2033	2,871,053
366,047	Structured Asset Mortgage Investments II Trust 2004-AR5, 2.893% due 10/19/2034	357,928
1,039,470	Thornburg Mortgage Securities Trust 2004-2, 1.982% due 6/25/2044	654,700
371,164	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 Trust, 1.866% due 11/25/2042	340,551
2,925,087	WaMu Mortgage Pass-Through Certificates Series 2003-AR10 Trust, 2.839% due 10/25/2033	2,213,882
477,410	WaMu Mortgage Pass-Through Certificates Series 2004-AR13 Trust, 1.962% due 11/25/2034	453,570
2,399,603	WaMu Mortgage Pass-Through Certificates Series 2005-AR4 Trust, 2.877% due 4/25/2035	1,537,426
541,581	Wells Fargo Mortgage Backed Securities 2004-BB Trust, 3.077% due 1/25/2035	510,982
52,826	Wells Fargo Mortgage Backed Securities 2005-4 Trust, 1.582% due 4/25/2035	52,124
33,795	Wells Fargo Mortgage Backed Securities 2005-AR9 Trust, 3.129% due 6/25/2034	33,153
5,317,561	Wells Fargo Mortgage Backed Securities 2005-AR12 Trust, 3.113% due 6/25/2035	4,589,731
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $57,767,296)	58,169,604

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund (iofax, iofcx, iofix)
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2017

Principal ($)		Value
	PRIVATE PLACEMENTS - 0.8%
1,900,000	AMUR Finance Company, Inc. 18.000% due 7/31/2018 ** +	$1,900,070
1,932,000	AMUR Finance III, LLC 12.000% due 8/31/2020 ** +	1,932,072
	TOTAL PRIVATE PLACEMENTS (Cost $3,832,000)	3,832,142

Shares
	SHORT-TERM INVESTMENT- 6.7%
	MONEY MARKET FUND - 6.7%
33,938,816	Federated Treasury Obligations Fund, 0.00%* (Cost $33,938,816)	33,938,816

	TOTAL INVESTMENTS - 103.0% (Cost $504,721,695) (a)	$518,101,798
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0)%	(14,921,164)
	NET ASSETS - 100.0%	$503,180,634

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $504,721,695 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$17,735,489
Unrealized Depreciation:	(4,355,386)
Net Unrealized Appreciation:	$13,380,103

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.

**	Illiquid security. Total illiquid securities represents 0.76% of net assets as of March 31, 2017.

+	Fair Valued by the Board in good faith.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At March 31, 2017, 144A securities amounted to $40,632,844 or 8.08% of net assets and are deemed liquid by the Board of Trustees.

See accompanying notes to financial statements.

AlphaCentric Hedged Market Opportunity Fund (hmxax, hmxcx, hmxix)
PORTFOLIO OF INVESTMENTS
March 31, 2017

No. of
Contracts		Value +
	PURCHASED CALL OPTIONS - 0.3%
1	ProShares Ultra VIX Short-Term Expiration March 31, 2017, Exercise Price $21.00	$1
6	S&P 500 Index Expiration March 31, 2017, Exercise Price $2,450.00	120
6	S&P 500 Index Expiration April 28, 2017, Exercise Price $2,450.00	750
6	S&P 500 Index Expiration May 19, 2017, Exercise Price $2,450.00	2,220
21	S&P 500 Index Expiration May 31, 2017, Exercise Price $2,450.00	11,550
23	S&P 500 Index Expiration June 16, 2017, Exercise Price $2,450.00	21,620
	TOTAL PURCHASED CALL OPTIONS (Cost $71,459)	36,261

	PURCHASED PUT OPTIONS - 0.4%
5	S&P 500 Index Expiration March 31, 2017, Exercise Price $2,315.00	100
11	S&P 500 Index Expiration March 31, 2017, Exercise Price $2,325.00	220
15	S&P 500 Index Expiration April 3, 2017, Exercise Price $2,280.00	300
3	S&P 500 Index Expiration April 5, 2017, Exercise Price $2,250.00	75
9	S&P 500 Index Expiration April 5, 2017, Exercise Price $2,275.00	315
16	S&P 500 Index Expiration April 7, 2017, Exercise Price $2,275.00	960
10	S&P 500 Index Expiration April 10, 2017, Exercise Price $2,325.00	2,850
2	S&P 500 Index Expiration April 12, 2017, Exercise Price $2,300.00	470
16	S&P 500 Index Expiration April 12, 2017, Exercise Price $2,310.00	4,640
4	S&P 500 Index Expiration April 13, 2017, Exercise Price $2,150.00	220
26	S&P 500 Index Expiration May 5, 2017, Exercise Price $2,175.00	9,360
8	S&P 500 Index Expiration May 5, 2017, Exercise Price $2,200.00	3,520
58	S&P 500 Index Expiration May 12, 2017, Exercise Price $2,150.00	23,200
	TOTAL PURCHASED PUT OPTIONS (Cost $76,254)	46,230

	TOTAL PURCHASED OPTIONS (Cost $147,713)	82,491

See accompanying notes to financial statements.

AlphaCentric Hedged Market Opportunity Fund (hmxax, hmxcx, hmxix)
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2017

Shares		Value
	SHORT-TERM INVESTMENTS - 97.8%
	MONEY MARKET FUNDS * - 97.0%
11,252,527	Fidelity Investments Money Market Treasury Portfolio - Class I ^^	$11,252,527
100,000	TCG Cash Reserve Money Market Fund, to yield 0.56% ^	100,000
100,000	TCG Daily Liquidity Government Money Market Fund, to yield 0.56% ^	100,000
100,000	TCG Liquid Assets Government Money Market Fund, to yield 0.56% ^	100,000
100,000	TCG Liquidity Plus Government Money Market Fund, to yield 0.56% ^	100,000
100,000	TCG Ultra Money Market Fund, to yield 0.56% ^	100,000
100,000	TCG US Government Advantage Money Market Fund, to yield 0.56% ^	100,000
100,000	TCG US Government Max Money Market Fund, to yield 0.56% ^	100,000
100,000	TCG US Government Premier Money Market Fund, to yield 0.56% ^	100,000
100,000	TCG US Government Primary Liquidity MM Fund , to yield 0.56% ^	100,000
100,000	TCG US Government Select Money Market Fund, to yield 0.56% ^	100,000
		12,252,527

	U.S. GOVERNMENT - 0.8%
100,000	United States Treasury Note, 0.625% due 5/31/2017	99,990

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,352,515)	12,352,517

	TOTAL INVESTMENTS - 98.5% (Cost $12,500,228) (a)	$12,435,008
	OPTIONS WRITTEN - (0.8)% (Proceeds - $217,799)	(105,310)
	OTHER ASSETS LESS LIABILITIES - 2.3%	163,728
	NET ASSETS - 100%	$12,493,426

No. of
Contracts		Value +
	WRITTEN CALL OPTIONS - (0.4)%
24	S&P 500 Index Expiration March 31, 2017, Exercise Price $2,525.00	$480
24	S&P 500 Index Expiration April 28, 2017, Exercise Price $2,500.00	720
30	S&P 500 Index Expiration May 19, 2017, Exercise Price $2,500.00	3,000
105	S&P 500 Index Expiration May 31, 2017, Exercise Price $2,500.00	15,750
105	S&P 500 Index Expiration June 16, 2017, Exercise Price $2,500.00	32,550
	TOTAL WRITTEN CALL OPTIONS (Proceeds $97,049)	52,500

See accompanying notes to financial statements.

AlphaCentric Hedged Market Opportunity Fund (hmxax, hmxcx, hmxix)
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2017

No. of
Contracts		Value +
	WRITTEN PUT OPTIONS - (0.4)%
44	S&P 500 Index Expiration March 31, 2017, Exercise Price $2,265.00	$880
51	S&P 500 Index Expiration March 31, 2017, Exercise Price $2,275.00	1,020
41	S&P 500 Index Expiration April 3, 2017, Exercise Price $2,250.00	820
59	S&P 500 Index Expiration April 3, 2017, Exercise Price $2,260.00	1,180
28	S&P 500 Index Expiration April 5, 2017, Exercise Price $2,200.00	560
77	S&P 500 Index Expiration April 5, 2017, Exercise Price $2,225.00	1,540
64	S&P 500 Index Expiration April 7, 2017, Exercise Price $2,225.00	1,920
32	S&P 500 Index Expiration April 7, 2017, Exercise Price $2,250.00	1,280
28	S&P 500 Index Expiration April 10, 2017, Exercise Price $2,265.00	2,240
66	S&P 500 Index Expiration April 10, 2017, Exercise Price $2,275.00	6,270
15	S&P 500 Index Expiration April 12, 2017, Exercise Price $2,250.00	1,650
80	S&P 500 Index Expiration April 12, 2017, Exercise Price $2,260.00	10,000
6	S&P 500 Index Expiration April 13, 2017, Exercise Price $2,125.00	270
28	S&P 500 Index Expiration April 21, 2017, Exercise Price $2,200.00	4,340
72	S&P 500 Index Expiration May 5, 2017, Exercise Price $2,075.00	13,680
24	S&P 500 Index Expiration May 5, 2017, Exercise Price $2,100.00	5,160
	TOTAL WRITTEN PUT OPTIONS (Proceeds $120,750)	52,810

	TOTAL WRITTEN OPTIONS (Proceeds $217,799)	105,310

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,329,696 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$2
Unrealized Depreciation:	—
Net Unrealized Appreciation:	$2

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.

+	The amount represents the fair value of derivative instruments subject to equity risk exposure as of March 31, 2017.

^	An affiliate to the Advisor.

^^	All or a portion of this investment is segregated as collateral for option contracts.

See accompanying notes to financial statements.

AlphaCentric Funds
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2017

			AlphaCentric	AlphaCentric
	AlphaCentric	AlphaCentric	Income	Hedged Market
	Asset Rotation	Bond Rotation	Opportunities	Opportunity
	Fund	Fund	Fund	Fund
ASSETS
Investment securities:
Unaffiliated companies, at cost	$15,746,579	$8,992,185	$504,721,695	$11,500,228
Affiliated companies, at cost	—	—	—	1,000,000
Total Investments, at cost	$15,746,579	$8,992,185	$504,721,695	$12,500,228
Unaffiliated companies, at value	$15,904,543	$9,091,904	$518,101,798	$11,435,008
Affiliated companies, at value	—	—	—	1,000,000
Total Investments, at value	$15,904,543	$9,091,904	$518,101,798	$12,435,008
Cash at broker	—	—	—	269,295
Receivable for securities sold	—	—	1,613,692	—
Receivable for Fund shares sold	3,046	—	1,759,422	33,020
Dividends and interest receivable	259	588	699,934	3,535
Due from Manager	—	—	—	212
Prepaid expenses and other assets	22,481	—	47,536	8,175
TOTAL ASSETS	15,930,329	9,092,492	522,222,382	12,749,245

LIABILITIES
Payable for investments purchased	—	2,168,014	18,150,812	—
Due to Custodian	—	—	—	127,627
Options Written (Proceeds $217,799)	—	—	—	105,310
Payable for Fund shares repurchased	2,209	—	312,186	—
Management fees payable	24,394	2,515	419,523	—
Distribution (12b-1) fees payable	41,849	11,970	75,262	—
Administration fees payable	10,742	8,507	17,929	3,721
Fees payable to other related parties	5,947	2,865	20,522	1,932
Accrued Trustees fees and expenses	1,316	1,522	420	1,209
Accrued expenses and other liabilities	13,465	13,318	45,094	16,020
TOTAL LIABILITIES	99,922	2,208,711	19,041,748	255,819
NET ASSETS	$15,830,407	$6,883,781	$503,180,634	$12,493,426

Composition of Net Assets:
Paid in capital	$24,532,679	$7,375,787	$490,851,468	$12,307,672
Accumulated undistributed net investment income	287,237	—	—	—
Accumulated net realized gain (loss) from security transactions, option contracts, and foreign currency translations	(9,147,473)	(591,725)	(1,050,937)	138,485
Net unrealized appreciation on investments, option contracts, and foreign currency translations	157,964	99,719	13,380,103	47,269
NET ASSETS	$15,830,407	$6,883,781	$503,180,634	$12,493,426

See accompanying notes to financial statements.

AlphaCentric Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
March 31, 2017

					AlphaCentric		AlphaCentric
	AlphaCentric		AlphaCentric		Income		Hedged Market
	Asset Rotation		Bond Rotation		Opportunities		Opportunity
	Fund		Fund		Fund		Fund
Net Asset Value Per Share:
Class A Shares (ROTAX, BDRAX, IOFAX, HMXAX):
Net Assets	$10,589,312		$6,634,124		$109,711,998		$1,906,268
Shares of beneficial interest outstanding (a)	1,221,362		696,869		9,576,508		102,810
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$8.67		$9.52		$11.46		$18.54
Maximum offering price per share
	$9.20	(b)	$9.99	(c)	$12.03	(c)	$19.67	(b)

Class C Shares (ROTCX, BDRCX, IOFCX, HMXCX):
Net Assets	$845,369		$959		$18,573,991		$75,032
Shares of beneficial interest outstanding (a)	97,514		100		1,624,869		4,057
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$8.67		$9.59		$11.43		$18.49

Class I Shares (ROTIX, BDRIX, IOFIX, HMXIX):
Net Assets	$4,395,726		$248,698		$374,894,645		$10,512,126
Shares of beneficial interest outstanding (a)	507,344		26,098		32,689,902		566,014
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$8.66		$9.53		$11.47		$18.57

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Net asset value plus maximum sales charge of 5.75%

(c)	Net asset value plus maximum sales charge of 4.75%

See accompanying notes to financial statements.

AlphaCentric Funds
STATEMENTS OF OPERATIONS
For the Year and Period Ended March 31, 2017

			AlphaCentric	AlphaCentric
	AlphaCentric	AlphaCentric	Income	Hedged Market
	Asset Rotation	Bond Rotation	Opportunities	Opportunity
	Fund	Fund	Fund	Fund *
INVESTMENT INCOME
Dividends from unaffiliated companies	$638,447	$334,638	$—	$—
Interest from unaffiliated companies	3,927	1,826	13,223,572	11,423
Interest from affiliated companies	—	—	—	138
TOTAL INVESTMENT INCOME	642,374	336,464	13,223,572	11,561

EXPENSES
Management fees	306,449	108,125	3,255,250	58,479
Distribution (12b-1) fees:
Class A	35,781	21,025	124,155	1,548
Class C	14,205	397	78,512	140
Registration fees	39,617	9,260	56,535	3,242
Administrative fees	30,859	19,616	244,476	7,194
MFund service fees	19,517	10,151	130,783	5,473
Audit fees	13,500	13,500	16,003	15,999
Compliance officer fees	12,002	12,053	17,714	3,985
Non 12b-1 shareholder servicing fees	11,493	10,497	152,913	1,128
Trustees fees and expenses	7,683	8,003	8,781	4,755
Legal fees	6,734	6,810	7,103	10,534
Printing and postage expenses	5,465	1,247	24,981	7,238
Custodian fees	3,524	3,094	23,090	14,942
Insurance expense	451	254	1,334	309
Line of Credit fees	—	—	93,296	—
Other expenses	1,140	2,609	27,923	3,320
TOTAL EXPENSES	508,420	226,641	4,262,849	138,286

Less: Fees waived by the Manager	(153,353)	(98,015)	(716,720)	(56,559)
NET EXPENSES	355,067	128,626	3,546,129	81,727

NET INVESTMENT INCOME (LOSS)	287,307	207,838	9,677,443	(70,166)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments, unaffiliated companies	(277,694)	(31,266)	741,982	35,031
Foreign Currencies Translation	—	—	—	50
Options Purchased	—	—	—	(155,539)
Options Written	—	—	—	340,114
	(277,694)	(31,266)	741,982	219,656
Net change in unrealized appreciation (depreciation) on:
Investments, unaffiliated companies	(599,509)	(67,615)	13,406,672	—
Options Purchased	—	—	—	(65,220)
Options Written	—	—	—	112,489
	(599,509)	(67,615)	13,406,672	47,269

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	(877,203)	(98,881)	14,148,654	266,925

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(589,896)	$108,957	$23,826,097	$196,759

*	AlphaCentric Hedged Market Opportunity Fund commenced operations as a series of Mutual Fund Series Trust on September 30, 2016.

See accompanying notes to financial statements.

AlphaCentric Asset Rotation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2017	March 31, 2016
FROM OPERATIONS
Net investment income	$287,307	$629,688
Net realized loss from investments	(277,694)	(8,443,235)
Net change in unrealized appreciation (depreciation) on investments	(599,509)	2,335,910
Net decrease in net assets resulting from operations	(589,896)	(5,477,637)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A (ROTAX)	—	(962,966)
Class C (ROTCX)	—	(81,509)
Class I (ROTIX)	—	(431,895)
From net investment income:
Class A (ROTAX)	(356,306)	—
Class C (ROTCX)	(12,793)	—
Class I (ROTIX)	(260,510)	—
Total distributions to shareholders	(629,609)	(1,476,370)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (ROTAX)	1,299,682	10,969,850
Class C (ROTCX)	26,400	1,296,968
Class I (ROTIX)	472,249	10,281,737
Net asset value of shares issued in reinvestment of distributions:
Class A (ROTAX)	353,894	955,838
Class C (ROTCX)	12,719	81,274
Class I (ROTIX)	249,152	427,857
Payments for shares repurchased:
Class A (ROTAX)	(9,050,335)	(31,876,520)
Class C (ROTCX)	(1,400,464)	(692,056)
Class I (ROTIX)	(9,361,743)	(16,167,420)
Net decrease in net assets from shares of beneficial interest	(17,398,446)	(24,722,472)

TOTAL DECREASE IN NET ASSETS	(18,617,951)	(31,676,479)

NET ASSETS
Beginning of Year	34,448,358	66,124,837
End of Year *	$15,830,407	$34,448,358
* Includes accumulated undistributed net investment income of:	$287,237	$629,539

See accompanying notes to financial statements.

AlphaCentric Asset Rotation Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	March 31, 2017	March 31, 2016
SHARE ACTIVITY
Class A (ROTAX):
Shares Sold	150,271	1,106,865
Shares Reinvested	41,881	104,577
Shares Repurchased	(1,047,987)	(3,421,680)
Net decrease in shares of beneficial interest outstanding	(855,835)	(2,210,238)

Class C (ROTCX):
Shares Sold	3,097	130,797
Shares Reinvested	1,503	8,941
Shares Repurchased	(163,416)	(74,008)
Net increase (decrease) in shares of beneficial interest outstanding	(158,816)	65,730

Class I (ROTIX):
Shares Sold	54,513	1,087,655
Shares Reinvested	29,555	46,658
Shares Repurchased	(1,084,965)	(1,685,824)
Net decrease in shares of beneficial interest outstanding	(1,000,897)	(551,511)

See accompanying notes to financial statements.

AlphaCentric Bond Rotation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	March 31, 2017	March 31, 2016 **
FROM OPERATIONS
Net investment income	$207,838	$149,440
Net realized loss from investments	(31,266)	(560,459)
Net change in unrealized appreciation (depreciation) on investments	(67,615)	167,334
Net increase (decrease) in net assets resulting from operations	108,957	(243,685)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A (BDRAX)	(204,480)	(148,655)
Class C (BDRCX)	(592)	(634)
Class I (BDRIX)	(6,008)	(974)
Total distributions to shareholders	(211,080)	(150,263)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (BDRAX)	593,345	12,115,768
Class C (BDRCX)	—	70,878
Class I (BDRIX)	200,000	60,970
Net asset value of shares issued in reinvestment of distributions:
Class A (BDRAX)	204,479	148,651
Class C (BDRCX)	576	623
Class I (BDRIX)	60	196
Payments for shares repurchased:
Class A (BDRAX)	(3,930,990)	(2,004,192)
Class C (BDRCX)	(68,644)	—
Class I (BDRIX)	(11,868)	—
Net increase (decrease) in net assets from shares of beneficial interest	(3,013,042)	10,392,894

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,115,165)	9,998,946

NET ASSETS
Beginning of Period	9,998,946	—
End of Period *	$6,883,781	$9,998,946
* Includes accumulated undistributed net investment income of:	$—	$—

**	AlphaCentric Bond Rotation Fund commenced operations on May 28, 2015.

See accompanying notes to financial statements.

AlphaCentric Bond Rotation Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Period Ended
	March 31, 2017	March 31, 2016 **
SHARE ACTIVITY
Class A (BDRAX):
Shares Sold	63,090	1,223,740
Shares Reinvested	21,717	15,627
Shares Repurchased	(418,068)	(209,237)
Net increase (decrease) in shares of beneficial interest outstanding	(333,261)	1,030,130

Class C (BDRCX):
Shares Sold	—	7,384
Shares Reinvested	61	64
Shares Repurchased	(7,409)	—
Net increase (decrease) in shares of beneficial interest outstanding	(7,348)	7,448

Class I (BDRIX):
Shares Sold	21,198	6,116
Shares Reinvested	7	20
Shares Repurchased	(1,243)	—
Net increase in shares of beneficial interest outstanding	19,962	6,136

**	AlphaCentric Bond Rotation Fund commenced operations on May 28, 2015.

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	March 31, 2017	March 31, 2016 **
FROM OPERATIONS
Net investment income	$9,677,443	$1,679,308
Net realized gain from investments	741,982	2,143
Net change in unrealized appreciation (depreciation) on investments	13,406,672	(26,569)
Net increase in net assets resulting from operations	23,826,097	1,654,882

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A (IOFAX)	(2,473,720)	(575,933)
Class C (IOFCX)	(352,041)	(17,151)
Class I (IOFIX)	(8,423,436)	(1,309,532)
From return of capital:
Class A (IOFAX)	(73,226)	(11,043)
Class C (IOFCX)	(13,854)	(450)
Class I (IOFIX)	(280,497)	(29,156)
Total distributions to shareholders	(11,616,774)	(1,943,265)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (IOFAX)	103,969,137	31,448,706
Class C (IOFCX)	17,942,269	1,130,096
Class I (IOFIX)	323,603,927	77,768,066
Net asset value of shares issued in reinvestment of distributions:
Class A (IOFAX)	2,387,969	557,563
Class C (IOFCX)	305,660	12,659
Class I (IOFIX)	6,448,490	891,432
Redemption fee proceeds:
Class A (IOFAX)	85	—
Class C (IOFCX)	10	—
Class I (IOFIX)	216	—
Payments for shares repurchased:
Class A (IOFAX)	(27,126,469)	(4,266,891)
Class C (IOFCX)	(1,185,823)	(21,468)
Class I (IOFIX)	(37,219,900)	(5,386,040)
Net increase in net assets from shares of beneficial interest	389,125,571	102,134,123

TOTAL INCREASE IN NET ASSETS	401,334,894	101,845,740

NET ASSETS
Beginning of Period	101,845,740	—
End of Period *	$503,180,634	$101,845,740
* Includes accumulated undistributed net investment income of:	$—	$—

**	AlphaCentric Income Opportunities Fund commenced operations on May 28, 2015.

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Period Ended
	March 31, 2017	March 31, 2016 **
SHARE ACTIVITY
Class A (IOFAX):
Shares Sold	9,204,729	2,924,772
Shares Reinvested	212,449	51,961
Shares Repurchased	(2,421,481)	(395,922)
Net increase in shares of beneficial interest outstanding	6,995,697	2,580,811

Class C (IOFCX):
Shares Sold	1,599,616	105,250
Shares Reinvested	27,123	1,180
Shares Repurchased	(106,287)	(2,013)
Net increase in shares of beneficial interest outstanding	1,520,452	104,417

Class I (IOFIX):
Shares Sold	28,660,547	7,236,355
Shares Reinvested	571,279	83,090
Shares Repurchased	(3,356,265)	(505,104)
Net increase in shares of beneficial interest outstanding	25,875,561	6,814,341

**	AlphaCentric Income Opportunities Fund commenced operations on May 28, 2015.

See accompanying notes to financial statements.

AlphaCentric Hedged Market Opportunity Fund
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
March 31, 2017 **
FROM OPERATIONS
Net investment loss	$(70,166)
Net realized gain from investments, options contracts and foreign currency translations	219,656
Net change in unrealized appreciation on investments, options contracts and foreign currency translations	47,269
Net increase in net assets resulting from operations	196,759

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A (HMXAX)	(1,872)
Class C (HMXCX)	(2)
Class I (HMXIX)	(9,131)
Total distributions to shareholders	(11,005)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (HMXAX)	1,943,989
Class C (HMXCX)	74,284
Class I (HMXIX)	10,502,898
Net asset value of shares issued in reinvestment of distributions:
Class A (HMXAX)	1,871
Class I (HMXIX)	7,618
Payments for shares repurchased:
Class A (HMXAX)	(75,035)
Class I (HMXIX)	(147,953)
Net increase in net assets from shares of beneficial interest	12,307,672

TOTAL INCREASE IN NET ASSETS	12,493,426

NET ASSETS
Beginning of Period	—
End of Period *	$12,493,426
* Includes accumulated undistributed net investment loss of:	$—

**	AlphaCentric Hedged Market Opportunity Fund Class A, C and I commenced operations on September 30, 2016.

See accompanying notes to financial statements.

AlphaCentric Hedged Market Opportunity Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

Period Ended
March 31, 2017 **
SHARE ACTIVITY
Class A (HMXAX):
Shares Sold	106,779
Shares Reinvested	103
Shares Repurchased	(4,072)
Net increase in shares of beneficial interest outstanding	102,810

Class C (HMXCX):
Shares Sold	4,057
Net increase in shares of beneficial interest outstanding	4,057

Class I (HMXIX):
Shares Sold	573,596
Shares Reinvested	417
Shares Repurchased	(7,999)
Net increase in shares of beneficial interest outstanding	566,014

**	AlphaCentric Hedged Market Opportunity Fund Class A, C and I commenced operations on September 30, 2016.

See accompanying notes to financial statements.

AlphaCentric Asset Rotation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Year Ended	Year Ended	Period Ended
	March 31,	March 31,	March 31,
Class A (ROTAX)	2017	2016	2015 (1)
Net asset value, beginning of period	$8.96	$10.11	$10.00
Activity from investment operations:
Net investment income (2)	0.09	0.12	0.03
Net realized and unrealized gain (loss) on investments	(0.15)	(0.96)	0.13	(9)
Total from investment operations	(0.06)	(0.84)	0.16

Less distributions from:
Net investment income	(0.23)	—	(0.05)
Net realized gains	—	(0.31)	—
Total distributions	(0.23)	(0.31)	(0.05)
Net asset value, end of period	$8.67	$8.96	$10.11
Total return (3)	(0.60)%	(8.38)%	1.55	% (6)
Net assets, at end of period (000s)	$10,589	$18,613	$43,358
Ratio of gross expenses to average net assets before expense reimbursement (4)(5)(7)	2.11%	2.11%	1.98%
Ratio of net expenses to average net assets after expense reimbursement (5)(7)	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets (5)(7)(8)	1.09%	1.22%	0.43%
Portfolio Turnover Rate	691%	593%	238	% (6)

(1)	The AlphaCentric Asset Rotation Fund Class A commenced operations on July 31, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions during the period.

See accompanying notes to financial statements.

AlphaCentric Asset Rotation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Year Ended	Year Ended	Period Ended
	March 31,	March 31,	March 31,
Class C (ROTCX)	2017	2016	2015 (1)
Net asset value, beginning of period	$8.89	$10.11	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.03	0.03	(0.03)
Net realized and unrealized gain (loss) on investments	(0.15)	(0.94)	0.18	(9)
Total from investment operations	(0.12)	(0.91)	0.15

Less distributions from:
Net investment income	(0.10)	—	(0.04)
Net realized gains	—	(0.31)	—
Total distributions	(0.10)	(0.31)	(0.04)
Net asset value, end of period	$8.67	$8.89	$10.11

Total return (3)	(1.35)%	(9.08)%	1.47	% (6)
Net assets, at end of period (000s)	$845	$2,279	$1,926
Ratio of gross expenses to average net assets before expense reimbursement (4)(5)(7)	2.86%	2.86%	2.73%
Ratio of net expenses to average net assets after expense reimbursement or recapture(5)(7)	2.24%	2.24%	2.24%
Ratio of net investment income (loss) to average net assets (5)(7)(8)	0.33%	0.36%	(0.44)%
Portfolio Turnover Rate	691%	593%	238	% (6)

(1)	The AlphaCentric Asset Rotation Fund Class C shares commenced operations on July 31, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions during the period.

See accompanying notes to financial statements.

AlphaCentric Asset Rotation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Year Ended	Year Ended	Period Ended
	March 31,	March 31,	March 31,
Class I (ROTIX)	2017	2016	2015 (1)
Net asset value, beginning of period	$8.99	$10.12	$10.00
Activity from investment operations:
Net investment income (2)	0.12	0.13	0.05
Net realized and unrealized gain (loss) on investments	(0.17)	(0.95)	0.12	(9)
Total from investment operations	(0.05)	(0.82)	0.17

Less distributions from:
Net investment income	(0.28)	—	(0.05)
Net realized gains	—	(0.31)	—
Total distributions	(0.28)	(0.31)	(0.05)
Net asset value, end of period	$8.66	$8.99	$10.12
Total return (3)	(0.42)%	(8.18)%	1.72	% (6)
Net assets, at end of period (000s)	$4,396	$13,557	$20,840

Ratio of gross expenses to average net assets before expense reimbursement (4)(5)(7)	1.86%	1.86%	1.73%
Ratio of net expenses to average net assets after expense reimbursement (5)(7)	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (5)(7)(8)	1.44%	1.37%	0.85%
Portfolio Turnover Rate	691%	593%	238	% (6)

(1)	The AlphaCentric Asset Rotation Fund Class I shares commenced operations on July 31, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions during the period.

See accompanying notes to financial statements.

AlphaCentric Bond Rotation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Year Ended	Period Ended
	March 31,	March 31,
Class A (BDRAX)	2017	2016 (1)
Net asset value, beginning of period	$9.58	$10.00
Activity from investment operations:
Net investment income (2)	0.23	0.15
Net realized and unrealized loss on investments	(0.05)	(0.43)
Total from investment operations	0.18	(0.28)

Less distributions from:
Net investment income	(0.24)	(0.14)
Total distributions	(0.24)	(0.14)
Net asset value, end of period	$9.52	$9.58

Total return (3)	1.91%	(2.74)	% (6)
Net assets, at end of period (000s)	$6,634	$9,869

Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)(7)	2.62%	2.64%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)(7)	1.49%	1.49%
Ratio of net investment income to average net assets (5)(7)(8)	2.40%	1.82%
Portfolio Turnover Rate	524%	476	% (6)

(1)	The AlphaCentric Bond Rotation Fund Class A shares commenced operations on May 28, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

AlphaCentric Bond Rotation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Year Ended	Period Ended
	March 31,	March 31,
Class C (BDRCX)	2017	2016 (1)
Net asset value, beginning of period	$9.56	$10.00
Activity from investment operations:
Net investment income (2)	0.13	0.09
Net realized and unrealized gain (loss) on investments	0.06	(0.42)
Total from investment operations	0.19	(0.33)

Less distributions from:
Net investment income	(0.16)	(0.11)
Total distributions	(0.16)	(0.11)
Net asset value, end of period	$9.59	$9.56
Total return (3)	2.07%	(3.25)	% (6)
Net assets, at end of period (000s)	$1	$71

Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)(7)	3.37%	3.39%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)(7)	2.24%	2.24%
Ratio of net investment income to average net assets (5)(7)(8)	1.43%	1.18%
Portfolio Turnover Rate	524%	476	% (6)

(1)	The AlphaCentric Bond Rotation Fund Class C shares commenced operations on May 28, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

AlphaCentric Bond Rotation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Year Ended	Period Ended
	March 31,	March 31,
Class I (BDRIX)	2017	2016 (1)
Net asset value, beginning of period	$9.59	$10.00
Activity from investment operations:
Net investment income (2)	0.26	0.18
Net realized and unrealized loss on investments	(0.06)	(0.43)
Total from investment operations	0.20	(0.25)

Less distributions from:
Net investment income	(0.26)	(0.16)
Total distributions	(0.26)	(0.16)
Net asset value, end of period	$9.53	$9.59
Total return (3)	2.15%	(2.48)	% (6)
Net assets, at end of period (000s)	$249	$59

Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)(7)	2.37%	4.39%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)(7)	1.24%	1.24%
Ratio of net investment income to average net assets (5)(7)(8)	2.76%	2.29%
Portfolio Turnover Rate	524%	476	% (6)

(1)	The AlphaCentric Bond Rotation Fund Class I shares commenced operations on May 28, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Year Ended	Period Ended
	March 31,	March 31,
Class A (IOFAX)	2017	2016 (1)
Net asset value, beginning of period	$10.72	$10.00
Activity from investment operations:
Net investment income (2)	0.50	0.39
Net realized and unrealized gain on investments	0.78	0.69	(8)
Total from investment operations	1.28	1.08

Less distributions from:
Net investment income	(0.53)	(0.35)
Return of capital	(0.01)	(0.01)
Total distributions	(0.54)	(0.36)
Paid-in-Capital From Redemption Fees	0.00 (9)	—
Net asset value, end of period	$11.46	$10.72
Total return (3)	12.22%	10.82	% (6)
Net assets, at end of period (000s)	$109,712	$27,654
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	2.08%	2.26%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.74%	1.74%
Ratio of net investment income to average net assets (5)(7)	4.39%	4.35%
Portfolio Turnover Rate	10%	6	% (6)

(1)	The AlphaCentric Income Opportunities Fund Class A shares commenced operations on May 28, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(9)	Less then $0.01

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Year Ended	Period Ended
	March 31,	March 31,
Class C (IOFCX)	2017	2016 (1)
Net asset value, beginning of period	$10.71	$10.00
Activity from investment operations:
Net investment income (2)	0.39	0.34
Net realized and unrealized gain on investments	0.81	0.68	(8)
Total from investment operations	1.20	1.02

Less distributions from:
Net investment income	(0.47)	(0.30)
Return of capital	(0.01)	(0.01)
Total distributions	(0.48)	(0.31)
Paid-in-Capital From Redemption Fees	0.00 (9)	—
Net asset value, end of period	$11.43	$10.71
Total return (3)	11.36%	10.19	% (6)
Net assets, at end of period (000s)	$18,574	$1,118

Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	2.83%	3.01%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	2.49%	2.49%
Ratio of net investment income to average net assets (5)(7)	3.42%	3.78%
Portfolio Turnover Rate	10%	6	% (6)

(1)	The AlphaCentric Income Opportunities Fund Class C shares commenced operations on May 28, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(9)	Less then $0.01

See accompanying notes to financial statements.

AlphaCentric Income Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Year Ended	Period Ended
	March 31,	March 31,
Class I (IOFIX)	2017	2016 (1)
Net asset value, beginning of period	$10.72	$10.00
Activity from investment operations:
Net investment income (2)	0.52	0.43
Net realized and unrealized gain on investments	0.80	0.67	(8)
Total from investment operations	1.32	1.10

Less distributions from:
Net investment income	(0.56)	(0.37)
Return of capital	(0.01)	(0.01)
Total distributions	(0.57)	(0.38)
Paid-in-Capital From Redemption Fees	0.00 (9)	—
Net asset value, end of period	$11.47	$10.72
Total return (3)	12.56%	11.00%
Net assets, at end of period (000s)	$374,895	$73,073	(6)
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	1.83%	2.01%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.49%	1.49%
Ratio of net investment income to average net assets (5)(7)	4.56%	4.85%
Portfolio Turnover Rate	10%	6	% (6)

(1)	The AlphaCentric Income Opportunities Fund Class I shares commenced operations on May 28, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(9)	Less then $0.01

See accompanying notes to financial statements.

AlphaCentric Hedged Market Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

Period Ended March 31, 2017	Class A (HMXAX) (1)		Class C (HMXCX) (1)		Class I (HMXIX) (1)
Net asset value, beginning of period	$18.06		$18.06		$18.06
Activity from investment operations:
Net investment loss (2)	(0.21)		(0.31)		(0.19)
Net realized and unrealized gain on investments	0.72	(9)	0.77	(9)	0.73	(9)
Total from investment operations	0.51		0.46		0.54

Less distributions from:
Net realized gains	(0.03)		(0.03)		(0.03)
Total distributions	(0.03)		(0.03)		(0.03)
Net asset value, end of period	$18.54		$18.49		$18.57
Total return (3)(6)	2.82%		2.54%		2.98%
Net assets, at end of period (000s)	$1,906		$75		$10,512
Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	4.32	% (8)	5.07	% (8)	4.07	% (8)
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	2.60	% (8)	3.35	% (8)	2.35	% (8)
Ratio of net investment loss to average net assets (5)	(2.27)	% (8)	(3.02)	% (8)	(2.02)	% (8)
Portfolio Turnover Rate (6)(7)	0%		0%		0%

(1)	AlphaCentric Hedged Market Opportunity Fund Class A, Class C and Class I commenced operations on September 30, 2016 and does not include performance prior to Septemer 30, 2016 when Class I shares were previously shares of a private fund.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

(7)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(8)	Includes 0.36% for the period ended March 31, 2017 attributable to margin expense on short sales, which is not subject to waiver by the Adviser.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions during the period.

See accompanying notes to financial statements.

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS
March 31, 2017

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end investment management company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty nine series. These financial statements include the following series: AlphaCentric Asset Rotation Fund, AlphaCentric Bond Rotation Fund, AlphaCentric Income Opportunities Fund, and AlphaCentric Hedged Market Opportunity Fund (each a “Fund” or collectively the “Funds”). The Funds are registered as non-diversified series of the Trust. The Funds’ investment manager is AlphaCentric Advisors, LLC (the “Manager” or “AlphaCentric”).

AlphaCentric Asset Rotation Fund (AARF), commenced operations on July 31, 2014. AARF’s investment objective is to achieve long-term capital appreciation with lower overall risk than the equity market. The Fund’s sub-advisor is Keystone Wealth Advisors, LLC.

AlphaCentric Bond Rotation Fund (ABRF), commenced operations on May 28, 2015. ABRF’s investment objective is to achieve long-term capital appreciation and total return through various economic or interest rate environments. The Fund’s sub-advisor is Keystone Wealth Advisors, LLC.

AlphaCentric Income Opportunities Fund (AIOF), commenced operations on May 28, 2015. AIOF’s investment objective is current income. The Fund’s sub-advisor is Garrison Point Capital, LLC.

AlphaCentric Hedged Market Opportunity Fund (AHMOF), commenced operations as a series of Mutual Fund Series Trust on September 30, 2016. The predecessor fund of AlphaCentric Hedged Market Opportunity Fund Class I commenced operations on August 31, 2011, as a private investment fund. AHMOF’s investment objective is to achieve capital appreciation with lower overall volatility than the equity market. AHMOF’s sub-advisor is Integrated Managed Futures Corp.

The AHMOF acquired all of the assets and liabilities of Theta Funds, L.P. (the “Predecessor Fund”) in a tax-free reorganization on September 30, 2016. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Class I shares of the AHMOF, so the Predecessor Fund became the Class I shares of the AHMOF Fund. The net asset value of the AHMOF’s shares on the close of business September 30, 2016, after the reorganization, was $18.06 for Class I shares and received cash valued at $2,294,579 in exchange for 127,053 Class I shares. Class A shares and Class C shares commenced operations on September 30, 2016.

The Funds offer three classes of shares, Class A, Class C and Class I. Each share class represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

a)    Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represent fair value.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2017

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for the Funds’ assets and liabilities measured at fair value:

AlphaCentric Asset Rotation Fund

Assets

		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a) +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Exchange Traded Fund (b)	$15,530,520	$—	$—	$15,530,520
Short-Term Investment	374,023	—	—	374,023
Total	$15,904,543	$—	$—	$15,904,543

AlphaCentric Bond Rotation Fund

Assets

		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a) +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Exchange Traded Funds (b)	$6,880,437	$—	$—	$6,880,437
Short-Term Investment	2,211,467	—	—	2,211,467
Total	$9,091,904	$—	$—	$9,091,904

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2017

AlphaCentric Income Opportunities Fund

Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Asset Backed Securities	$—	$417,370,038	$4,791,198	$422,161,236
Commercial Mortgage Backed Securities	—	58,169,604	—	58,169,604
Private Placements	—	—	3,832,142	3,832,142
Short-Term Investment	33,938,816	—	—	33,938,816
Total	$33,938,816	$475,539,642	$8,623,340	$518,101,798

AlphaCentric Hedged Market Opportunity Fund

Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a) * +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Purchased Call Options	$36,261	$—	$—	$36,261
Purchased Put Options	46,230	—	—	46,230
Short-Term Investments	12,252,527	—	—	12,252,527
U.S Treasury	—	99,990	—	99,990
Total	$12,335,018	$99,990	$—	$12,435,008

Liabilities
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a) * +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Written Call Options	$(52,020)	$(480)	$—	$(52,500)
Written Put Options	(52,810)	—	—	(52,810)
Total	$(104,830)	$(480)	$—	$(105,310)

There were no transfers into and out of Level 1 and 2 during the current period presented for the Funds. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period. A reconciliation used in determining AIOF’s Level 3 securities is shown in the Level 3 input table below.

(a)	During the year and period ended March 31, 2017, the Funds held no securities that were considered to be “Level 2” or “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All exchange traded funds held in the Fund are Level 1 securities. For a detailed break-out of exchange traded funds (ETFs) by major index classification, please refer to the Portfolios of Investments.

+	See Portfolio of Investments for industry classification.

*	Derivative instruments include cumulative net unrealized gain or loss on option contracts open as of March 31, 2017.

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2017

The following table summarizes the valuation techniques and significant unobservable inputs used for the AIOF’s investments that are categorized within Level 3 of the fair value hierarchy as of March 31, 2017:

	Private Placements	Asset Backed
Beginning Balance	$4,131,083	$—
Total realized gain (loss)	—	—
Appreciation (Depreciation)	59	—
Cost of Purchases	—	—
Proceeds from Sales	—	—
Proceeds from Principal	(299,000)	—
Accrued Interest	—	—
Net transfers in/out of level 3	—	4,791,198
Ending Balance	$3,832,142	$4,791,198

Significant unobservable valuation inputs for Level 3 investments as of March 31, 2017, are as follows:

	Fair Value at	Valuation		Range of Inputs
Assets (at fair value)	March 31, 2017	Technique	Unobservable Inputs	(Weighted Average)

Amur Finance VI LLC, 8.000% due 12/20/2024	$4,791,198	Broker Quote	None	None

AMUR Finance Company, Inc. 18% due 7/31/2018	$1,900,070	Index Approach	Acquisition Value	$100
			2 Year Treasury Note	5% Daily Change
AMUR Finance lll, LLC 12% due 8/31/2020	$1,932,072	Index Approach	Acquisition Value	$100
			2 Year Treasury Note	5% Daily Change

Accounting for Options and Futures – The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Fund’s agent in acquiring the options). For the period ended March 31, 2017, AHMOF invested in options.

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2017

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at March 31, 2017, were as follows:

				Fair value of asset/liability
Fund	Derivative	Risk Type	Location of derivatives on Statement of Assets and Liabilities	derivatives
AlphaCentric Hedged Market Opportunity Fund (HMXAX, HMXCX, HMXIX)
	Options Purchased	Equity	Investment Securities: Total Investment, At Value	$82,491
	Options Written	Equity	Options written	(105,310)
			Totals	$(22,819)

The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2017, were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
AlphaCentric Hedged Market Opportunity Fund (HMXAX, HMXCX, HMXIX)
	Options Purchased	Equity	Net realized gain (loss) from Options Purchased	$(155,539)
	Options Purchased	Equity	Net change in unrealized appreciation (depreciation) on Options Purchased	(65,220)
			Totals	$(220,759)

	Options Written	Equity	Net realized gain (loss) from Options Written	$340,114
	Options Written	Equity	Net change in unrealized appreciation (depreciation) on Options Written	112,489
			Totals	$452,603

The value of derivative instruments outstanding as of March 31, 2017 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the AlphaCentric Hedged Market Opportunity Fund.

Transactions in option contracts written for AHMOF during the period ended March 31, 2017 were as follows:

	Contracts	Premiums Received
Outstanding at Beginning of Period	—	$—
Options written	5,213	815,566
Options closed	(517)	(159,409)
Options exercised	—	—
Options expired	(3,693)	(438,358)
Outstanding at End of Period	1,003	$217,799

During the period ended March 31, 2017, the Fund was not subject to any master netting arrangements.

Credit Facility – AlphaCentric Income Opportunities Fund (the “Fund”) has entered into a revolving, uncommitted $10,000,000 line of credit with Huntington National Bank on March 17, 2016, which is set to expire on March 5, 2017 (the “Revolving Credit Agreement”). An annual fee is assessed on the Fund equal to .125% of the maximum borrowings of $10,000,000. For the period April 1, 2016 through August 2, 2016, amounts outstanding to the Fund under the credit facility at no time shall exceed in the aggregate at any time the least of (a) $10,000,000; (b) 10% of the Fund’s daily market value.

An amendment, effective August 3, 2016, was made to the Revolving Credit Agreement to increase the amount available to the Fund under the credit facility, to $25,000,000. Under this amendment, an annual fee is assessed on the Fund equal to .125% of the maximum borrowings of $25,000,000. For the period August 3, 2016 through December 14, 2016, amounts outstanding to the Fund under the credit facility at no time shall exceed in the aggregate at any time the least of (a) $25,000,000; (b) 20% of the Fund’s daily market value.

Effective December 15, 2016, the Fund entered into an amendment to the Revolving Credit Agreement to increase the amount available to the Fund under the credit facility, to $50,000,000. Under this amendment, an annual fee is assessed on the Fund equal to .125% of the maximum borrowings of $50,000,000. Borrowings under the Revolving Credit Agreement bear interest at LIBOR plus 150 basis points per annum. As compensation for holding the lending commitment, the Fund pays a commitment fee at the rate of .125% per annum on the unused portion of the commitment. The fee is payable quarterly in arrears. For the period December 15, 2016 through November 30, 2017 (revised expiration

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2017

date), amounts outstanding to the Fund under the credit facility at no time shall exceed in the aggregate at any time the least of (a) $50,000,000; (b) 20% of the Fund’s daily market value.

For the year ended March 31, 2017, the interest expense was $93,296 for the Fund. There were no borrowings outstanding as of March 31, 2017. The average borrowings for the year ended March 31, 2017, for the Fund for the period the line was drawn, April 5, 2016 through April 28, 2016, were $4,104,167, at an average borrowing rate of 1.94%.

b)    Federal Income Tax - The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no Federal income or excise tax provisions are required.

During the year or period ended March 31, 2017, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of March 31, 2017, the Funds did not incur any interest or penalties. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended March 31, 2014 to March 31, 2016, or expected to be taken in the Fund’s March 31, 2017 year-end tax return. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examination of the Funds’ filings is presently in progress.

c)    Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually for AARF and AHMOF. ABRF and AIOF intend to make monthly dividend distributions from net investment income. Distributable net realized gains, if any, are declared and distributed annually.

d)    Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust. Distribution fees are charged to each respective share class in accordance with the distribution plan.

e)    Other - Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

f)     Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)    Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i)     Sales charges (loads) - A maximum sales charge of 5.75% is imposed on Class A shares of the AARF and AHMOF. A maximum sales charge of 4.75% is imposed on Class A shares of the ABRF and AIOF. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). For the year ended March 31, 2017, there were no CDSC Fees paid.

Commodity Risk: Investing in the commodities markets may subject the AHMOF Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Fixed Income Risk: When the AARF, ABRF, AIOF and AHMOF invest in fixed income securities, the value of your investment in each will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Funds. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). If the U.S. Federal Reserve’s Federal Open Market Committee (“FOMC”) raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2017

across maturities and borrower sectors is uncertain. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to each Fund and its shareholders. Additionally, default risk increases if issuers must borrow at higher rates. These risks could affect the value of a particular investment by each Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Futures Contract Risk: For AHMOF, the successful use of futures contracts draws upon the Manager’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Derivatives Risk: AIOF and AHMOF may use derivatives (including options, futures and options on futures) to enhance returns or hedge against market declines. Each Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships.

Options Risk: There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price. As the buyer of a put or call option, AHMOF risks losing the entire premium invested in the option if the AHMOF does not exercise the option. As a seller (writer) of a put option, the AHMOF will lose money if the value of the security falls below the strike price. If unhedged, AHMOF’s written calls exposes AHMOF to potentially unlimited losses.

Please refer to each Funds’ prospectus for a full listing of risks associated with the investments.

(2)	INVESTMENT TRANSACTIONS

For the year or period ended March 31, 2017, aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
AlphaCentric Asset Rotation Fund	$162,726,293	$179,379,127
AlphaCentric Bond Rotation Fund	$42,446,802	$45,470,670
AlphaCentric Income Opportunities Fund	$387,820,061	$22,998,612
AlphaCentric Hedged Market Opportunity Fund	$0	$0

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

AlphaCentric acts as investment manager to the Funds pursuant to the terms of the Management Agreement with the Trust. Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pays to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets of the AARF and ABRF, 1.50% of the AIOF and 1.75% of the AHMOF, respectively, such fees to be computed daily based upon daily average net assets of the respective Fund. The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the year and

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2017

period ended March 31, 2017, management fees of $306,449, $108,125, $3,255,250 and $58,479, were incurred by AARF, ABRF, AIOF and AHMOF, respectively, before the waiver and reimbursement described below.

The Manager and the Trust have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) at 1.49%, 2.24% and 1.24% of average daily net assets for Class A, Class C and Class I shares, respectively, for AARF and ABRF through July 31, 2017, 1.74%, 2.49% and 1.49% of average daily net assets for Class A, Class C and Class I shares, respectively, for AIOF through July 31, 2017, and 2.24%, 2.99% and 1.99% of average daily net assets for Class A, Class C and Class I shares, respectively, for AHMOF through July 31, 2017. Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees. For the year or period ended March 31, 2017, management fees waived by AARF, ABRF, AIOF and AHMOF, were $153,353, $98,015, $716,720, and $56,559, respectively.

For the year or period ended March 31, 2017, the Manager has waived/reimbursed expenses of the Funds that may be recovered no later than March 31 for the years indicated below:

	2018	2019	2020
AlphaCentric Asset Rotation Fund	$135,276	$319,916	$153,353
AlphaCentric Bond Rotation Fund	—	$96,055	$98,015
AlphaCentric Income Opportunities Fund	—	$189,836	$716,720
AlphaCentric Hedged Market Opportunity Fund	—	—	$56,559

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Funds, the Funds pay MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the year or period ended March 31, 2017, AARF, ABRF, AIOF and AHMOF incurred $19,517, $10,151, $130,783, and $5,473 for such fees, respectively.

A Trustee and Officer of the Trust is also the controlling member of MFund and Catalyst Capital Advisors, LLC (an investment manager to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Pursuant to the Services Agreements, MFund provides chief compliance officer services to the Fund. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Services Agreement.

The Independent Trustees are paid a quarterly retainer of $500 per fund in the Trust. Prior to July 2, 2015, Independent Trustees were paid a quarterly retainer of $350 per fund in the Trust. The Independent Trustees also receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting are shared equally by the Funds of the Trust and Variable Insurance Trust to which the meeting relates. The Lead Independent Trustee of the Trust receives an additional fee of $150 per Fund in the Trust per quarter. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per Fund in the Trust per year. The fees paid to the Trustees are paid in Fund shares.

The Trust has adopted a Master Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2017

For the year or period ended March 31, 2017, the Distributor received $282,418 in underwriter commissions from the sale of shares of the Funds.

(4)	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of the control of the Fund, under section 2(a)(9) of the 1940 Act. As of March 31, 2017, Charles Schwab held 58.0% of the voting securities of the AARF Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab are also owned beneficially.

As of March 31, 2017, Charles Schwab held 95.2% of the voting securities of the ABRF Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab are also owned beneficially.

As of March 31, 2017, Charles Schwab held 26.1% of the voting securities of the AIOF Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab are also owned beneficially.

As of March 31, 2017, Charles Schwab held 26.5% of the voting securities of the AHMOF Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab are also owned beneficially.

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS TO CAPITAL

The tax character of fund distributions paid for the years or periods ended March 31, 2017 and March 31, 2016 was as follows:

	For the year or period ended March 31, 2017				For the year or period ended March 31, 2016
	Ordinary	Long-Term	Return of		Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total	Income	Capital Gains	Capital	Total
AlphaCentric Asset Rotation Fund	$629,609	$—	$—	$629,609	$1,476,370	$—	$—	$1,476,370
AlphaCentric Bond Rotation Fund	211,080	—	—	211,080	150,263	—	—	150,263
AlphaCentric Income Opportunities Fund	11,249,197	—	367,577	11,616,774	1,902,616	—	40,649	1,943,265
AlphaCentric Hedged Market Opportunity Fund	—	11,005	—	11,005	—	—	—	—

As of March 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
AlphaCentric Asset Rotation Fund	$287,237	$—	$(9,147,473)	$—	$—	$157,964	$(8,702,272)
AlphaCentric Bond Rotation Fund	—	—	(589,999)	—	—	97,993	(492,006)
AlphaCentric Income Opportunities Fund	0	—	(712,837)	—	(338,100)	13,380,103	12,329,166
AlphaCentric Hedged Market Opportunity Fund	57,652	128,100	—	—	—	2	185,754

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on Section 1256 contacts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
AlphaCentric Asset Rotation Fund	$—
AlphaCentric Bond Rotation Fund	—
AlphaCentric Income Opportunities Fund	338,100
AlphaCentric Hedged Market Opportunity Fund	—

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2017

At March 31, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Fund	Short-Term	Long-Term	Total	Expiration
AlphaCentric Asset Rotation Fund	$9,147,473	$—	$9,147,473	Non-expiring
AlphaCentric Bond Rotation Fund	589,999	—	589,999	Non-expiring
AlphaCentric Income Opportunities Fund	712,837	—	712,837	Non-expiring
AlphaCentric Hedged Market Opportunity	—	—	—

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of foreign currency gains/(losses), net operating losses and short-term capital gains, the reclass of ordinary income distributions and paydowns, capitalization in lieu of dividend payments, resulted in reclassifications for the Funds for the year or period ended March 31, 2017 as follows:

	Paid	Undistributed	Undistributed	Unrealized
	In	Ordinary	Long-Term	Appreciation
Fund	Capital	Income (Loss)	Gains (Loss)	(Depreciation)
AlphaCentric Asset Rotation Fund	$—	$—	$—	$—
AlphaCentric Bond Rotation Fund	(3,242)	3,242	—	—
AlphaCentric Income Opportunities Fund	—	1,571,754	(1,571,754)	—
AlphaCentric Hedged Market Opportunity	—	70,166	(70,166)	—

(6)	UNDERLYING FUND RISK

Each underlying fund, including each Exchange Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of AARF may be directly affected by the performance of the Vanguard FTSE Emerging Markets ETF. The financial statements of the Vanguard FTSE Emerging Markets ETF, including the portfolio of investments, can be found at Vanguard’s website www.vanguard.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2017, the percentage of net assets invested in the Vanguard FTSE Emerging Markets ETF was 98.1% for AARF.

The performance of ABRF may be directly affected by the performance of the SPDR Bloomberg Barclays Convertible Securities ETF, SPDR Barclays High Yield Bond ETF, and Fidelity Investments Money Market Government Portfolio – Institutional Class. The financial statements of the SPDR Bloomberg Barclays Convertible Securities ETF and SPDR Bloomberg Barclays High Yield Bond ETF, including the portfolio of investments, can be found at SPDR’s website www.spdrs.com, or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. The financial statements of the Fidelity Investments Money Market Government Portfolio – Institutional Class, including the portfolio of investments, can be found at Fidelity’s website www.fidelity.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2017, the percentage of net assets invested in the SPDR Bloomberg Barclays Convertible Securities ETF, SPDR Bloomberg Barclays High Yield Bond ETF and Fidelity Investments Money Market Government Portfolio – Institutional Class was 34.1%, 65.9% and 32.1% respectfully, for ABRF.

The performance of AHMOF may be directly affected by the performance of the Fidelity Investments Money Market Treasury Portfolio - Class I. The financial statements of the Fidelity Investments Money Market Treasury Portfolio - Class I, including the portfolio of investments, can be found at Fidelity’s website www.fidelity.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2017, the percentage of net assets invested in the Fidelity Investments Money Market Treasury Portfolio - Class I was 89.0% for AHMOF.

AlphaCentric Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2017

(7)	INVESTMENTS IN AFFILIATED COMPANIES

Affiliated companies are mutual funds which are advised by Catalyst Capital Advisors, LLC, an affiliate of the Manager. Companies which are affiliates of the Fund at March 31, 2017, are noted in the AHMOF’s Portfolio of Investments. Transactions during the period ended March 31, 2017, with companies which are affiliates are as follows:

	Value - Beginning			Sales	Realized	Unrealized	Dividend	Interest	LTCG	Value - End
Affiliated Holding	of Period	Shares	Purchases	Proceeds	Gain/(Loss)	Gain/(Loss)	Income	Income	Distributions	of Period

TCG Cash Reserve Money Market Fund	$—	100,000	$100,000	$—	$—	$—	$—	$14	$—	$100,000
TCG Daily Liquidity Government Money Market Fund	—	100,000	100,000	—	—	—	—	14	—	100,000
TCG Liquid Assets Government Money Market Fund	—	100,000	100,000	—	—	—	—	14	—	100,000
TCG Liquidity Plus Government Money Market Fund	—	100,000	100,000	—	—	—	—	14	—	100,000
TCG Ultra Money Market Fund	—	100,000	100,000	—	—	—	—	14	—	100,000
TCG US Government Advantage Money Market Fund	—	100,000	100,000	—	—	—	—	14	—	100,000
TCG US Government Max Money Market Fund	—	100,000	100,000	—	—	—	—	14	—	100,000
TCG US Government Premier Money Market Fund	—	100,000	100,000	—	—	—	—	14	—	100,000
TCG US Government Primary Liquidity MM Fund	—	100,000	100,000	—	—	—	—	13	—	100,000
TCG US Government Select Money Market Fund	—	100,000	100,000	—	—	—	—	13	—	100,000
	$—	1,000,000	$1,000,000	$—	$—	$—	$—	$138	$—	$1,000,000

(8)	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

(9)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AlphaCentric Asset Rotation Fund, AlphaCentric Bond Rotation Fund, AlphaCentric Income Opportunities Fund, and AlphaCentric Hedged Market Opportunity Fund and Board of Trustees of Mutual Fund Series Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of AlphaCentric Asset Rotation Fund, AlphaCentric Bond Rotation Fund, AlphaCentric Income Opportunities Fund, and AlphaCentric Hedged Market Opportunity Fund (the “Funds”), each a series of Mutual Fund Series Trust, as of March 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, for AlphaCentric Asset Rotation Fund, and the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two periods in the period then ended, for AlphaCentric Bond Rotation Fund and AlphaCentric Income Opportunities Fund, and the statements of operations and changes in net assets and financial highlights for the period September 30, 2016 (commencement of operations) through March 31, 2017, for AlphaCentric Hedged Market Opportunity Fund. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AlphaCentric Asset Rotation Fund, AlphaCentric Bond Rotation Fund, AlphaCentric Income Opportunities Fund, and AlphaCentric Hedged Market Opportunity Fund, as of March 31, 2017, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.

Cleveland, Ohio

May 30, 2017

AlphaCentric Funds
EXPENSE EXAMPLES (Unaudited)
March 31, 2017

As a shareholder of the AlphaCentric Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 through March 31, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the AlphaCentric Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not either Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning		Expenses
	Annualized	Account	Ending	Paid	Ending	Expenses
	Expense	Value	Account Value	During	Account Value	Paid During
	Ratio	4/1/16	3/31/17	Period	3/31/17	Period

AlphaCentric Asset Rotation Fund – Class A *	1.49%	$1,000.00	$1,017.90	$7.50	$1,017.50	$7.49
AlphaCentric Asset Rotation Fund – Class C *	2.24%	$1,000.00	$1,015.00	$11.25	$1.013.76	$11.25
AlphaCentric Asset Rotation Fund – Class I *	1.24%	$1,000.00	$1,019.60	$6.24	$1,018.75	$6.24

AlphaCentric Bond Rotation Fund – Class A *	1.49%	$1,000.00	$1,021.40	$7.51	$1,017.50	$7.49
AlphaCentric Bond Rotation Fund – Class C *	2.24%	$1,000.00	$1,026.60	$11.32	$1,013.76	$11.25
AlphaCentric Bond Rotation Fund – Class I *	1.24%	$1,000.00	$1,023.60	$6.26	$1,018.75	$6.24

AlphaCentric Income Opportunities Fund – Class A *	1.74%	$1,000.00	$1,042.30	$8.86	$1,016.26	$8.75
AlphaCentric Income Opportunities Fund – Class C *	2.49%	$1,000.00	$1,038.20	$12.65	$1,012.52	$12.49
AlphaCentric Income Opportunities Fund – Class I *	1.49%	$1,000.00	$1,043.30	$7.59	$1,017.50	$7.49

AlphaCentric Hedged Market Opportunity Fund – Class A **	2.24%	$1,000.00	$1,028.20	$10.95	$1,013.31	$10.87
AlphaCentric Hedged Market Opportunity Fund – Class C **	2.99%	$1,000.00	$1,025.40	$14.60	$1,009.69	$14.49
AlphaCentric Hedged Market Opportunity Fund – Class I *	1.99%	$1,000.00	$1,029.90	$10.07	$1,015.01	$10.00

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	AlphaCentric Hedged Market Opportunity Fund (Class A and Class C) commenced operations on September 30, 2016 therefore their “Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (176) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 182/365 (to reflect the full half-year period).

AlphaCentric Funds

ADDITIONAL INFORMATION (Unaudited)

March 31, 2017

Independent Trustees

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Tobias Caldwell c/o Mutual Fund Series Trust 17605 Wright Street, Omaha NE 68130 Year of Birth: 1967	Trustee	Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999. Managing Member of PTL Real Estate LLC, a real estate/investment firm, since 2000. Managing Member of Bear Properties, LLC, a real estate firm, since 2006. President of Genovese Imports, an importer/ distributor of wine, from 2005 to 2011.	52	Variable Insurance Trust since 2010; Mutual Fund and Variable Insurance Trust since 2016; Strategy Shares since 2016; Trustee, M3Sixty Funds Trust comprised of 2 funds (2016 - present)
Tiberiu Weisz c/o Mutual Fund Series Trust 17605 Wright Street, Omaha NE 68130 Year of Birth: 1949	Trustee	Since 6/2006	Retired, Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., from 1994 to 2015.	39	Variable Insurance Trust since 2010
Dr. Bert Pariser c/o MITCU Corporation 860 East Broadway, Suite 2D, Long Beach, NY 11561 Year of Birth: 1940	Trustee	Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	39	Variable Insurance Trust since 2010

AlphaCentric Funds

ADDITIONAL INFORMATION (Unaudited)(Continued)

March 31, 2017

Interested Trustee*** and Officers

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Jerry Szilagyi 36 N. New York Avenue Huntington, NY 11743 Year of Birth: 1962	Trustee and President	Trustee since 7/2006; President since 2/2012	Chief Executive Officer, Catalyst Capital Advisors LLC, 1/2006- present; President, Rational Advisors, Inc., 1/2016-Present; Member, AlphaCentric Advisors LLC, 2/2014 to Present; Managing Member, Catalyst Mutuals Fund Distributors LLC, 12/2014-present; Managing Member, MFund Distributors LLC, 10/2012-present; Managing Member, MFund Services LLC, 1/2012 - Present; President, Abbington Capital Group LLC, 1998- present; President, Cross Sound Capital LLC, 6/2011 to 10/2013; President, USA Mutuals, Inc., 3/2011 to present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 2010.	39	Variable Insurance Trust since 2010
Erik Naviloff 80 Arkay Drive Hauppauge, New York 11788 Year of Birth: 1968	Treasurer	Since 4/2012	Vice President – Fund Administration, Gemini Fund Services, LLC, since 2011; Assistant Vice President, Gemini Fund Services, 2007 - 2012.	N/A	N/A
Aaron Smith 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1974	Assistant Treasurer	Since 11/2013	Manager - Fund Administration, Gemini Fund Services, LLC, since 2012; Authorized Officer, UBS Global Asset Management, a business division of UBS AG, 2010-2012.	N/A	N/A

AlphaCentric Funds

ADDITIONAL INFORMATION (Unaudited)(Continued)

March 31, 2017

Brian Curley 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1970	Assistant Treasurer	Since 11/2013	Vice President, Gemini Fund Services, LLC since 1/2015; Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc., 2008 – 2012.	N/A	N/A
Sam Singh 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1976	Assistant Treasurer	Since 2/2015	Vice President, Gemini Fund Services, LLC since 1/2015; Assistant Vice President, Gemini Fund Services, LLC, 2011-12/2014; Assistant Vice President of Fund Administration, BNY Mellon, 2007-2011.	N/A	N/A
Frederick J. Schmidt 36 N. New York Avenue Huntington, NY 11743 Year of Birth: 1959	Chief Compliance Officer	Since 5/2015	Director, MFund Services LLC since 5/2015; Director & Chief Compliance Officer, Citi Fund Services, 2010-2015.	N/A	N/A
Jennifer A. Bailey 36 N. New York Avenue Huntington, NY 11743 Year of Birth: 1968	Secretary	Secretary since 4/2014	Director of Legal Services, MFund Services LLC, 2/2012 to present;	N/A	N/A

* The term of office of each Trustee is indefinite.

** The ‘Fund Complex’ includes the Trust and Variable Insurance Trust, a registered open-end investment company.

***The Trustee who is an “interested persons” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of the advisor to certain series of the Trust.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust does not jointly market.

Mutual Fund Series Trust
17605 Wright Street
Omaha, NE 68130

MANAGER
AlphaCentric Advisors , LLC
36 North New York Avenue, 2nd Floor
Huntington, NY 11743

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright Street
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd
1350 Euclid Ave.
Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
Huntington National Bank
41 South High Street
Columbus, OH 43215

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year is as follows:

Trust Series	2017	2016
AlphaCentric Asset Rotation Fund	$11,000	$11,000
AlphaCentric Bond Rotation Fund	$11,000	$11,000
AlphaCentric Income Opportunities Fund	$23,000	$13,000
AlphaCentric Hedged Market Opportunity Fund	$11,000	—

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2017	2016
AlphaCentric Asset Rotation Fund	$2,500	$2,500
AlphaCentric Bond Rotation Fund	$2,500	$2,500
AlphaCentric Income Opportunities Fund	$3,000	$3,000
AlphaCentric Hedged Market Opportunity Fund	$2,500	—

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended March 31, 2017.
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended March 31, 2015 and is disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: June 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
President
Date: June 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: June 8, 2017